UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                     ------

                                    FORM N-Q

                                     ------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-433-6884

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

LARGE CAP GROWTH FUND

---------------------------------------------------------------------------
Description                                    Shares         Value (000)
---------------------------------------------------------------------------

COMMON STOCK - 95.9%

CONSUMER DISCRETIONARY - 8.4%

    Advance Auto Parts (A)*                         30,325  $         1,137
    Best Buy                                        29,950            1,326
    eBay*                                           35,900            1,422
    Harman International Industries (A)             15,100            1,508
    Home Depot                                      63,000            2,586
    Las Vegas Sands (A)*                            20,300              696
    Staples                                         69,175            1,572
    Starwood Hotels & Resorts Worldwide             26,400            1,543
    Weight Watchers International (A)*              20,000            1,051
                                                            ---------------
                                                                     12,841
                                                            ---------------

CONSUMER STAPLES - 6.4%

    CVS                                             50,900            1,242
    Procter & Gamble                                54,600            3,057
    Walgreen                                       121,496            5,520
                                                            ---------------
                                                                      9,819
                                                            ---------------

ENERGY - 8.4%

    Baker Hughes                                    49,050            2,696
    Schlumberger (A)                                59,950            5,442
    Smith International (A)                        146,250            4,738
                                                            ---------------
                                                                     12,876
                                                            ---------------

FINANCIALS - 14.9%

    American Express                                27,100            1,349
    Chicago Mercantile Exchange
       Holdings (A)                                  6,350            2,319
    Franklin Resources                              48,950            4,326
    Goldman Sachs Group                             12,600            1,592
    Legg Mason                                      45,550            4,888
    Moody's                                         33,450            1,781
    SLM                                            119,650            6,644
                                                            ---------------
                                                                     22,899
                                                            ---------------

HEALTH CARE - 22.9%

    Alcon (A)                                       25,450            3,382
    Allergan (A)                                    13,250            1,183
    Amgen*                                          57,850            4,383
    Dentsply International                          21,650            1,194
    Genentech*                                      63,494            5,753
    Gilead Sciences*                                47,100            2,225
    Johnson & Johnson                               86,700            5,429
    Medtronic                                       62,800            3,558
    Stryker                                         36,000            1,479
    UnitedHealth Group                             110,750            6,411
                                                            ---------------
                                                                     34,997
                                                            ---------------

---------------------------------------------------------------------------
Description                               Shares/Par (000)    Value (000)
---------------------------------------------------------------------------

COMMON STOCK - (CONTINUED)

INDUSTRIALS - 9.7%

    Boeing                                          16,950  $         1,096
    Expeditors International
       Washington (A)                               37,350            2,266
    General Dynamics                                32,300            3,756
    General Electric                               152,054            5,156
    Robert Half International (A)                   68,700            2,534
                                                            ---------------
                                                                     14,808
                                                            ---------------

INFORMATION TECHNOLOGY - 22.9%

    Adobe Systems                                   56,500            1,822
    Apple Computer (A)*                             32,300            1,860
    Automatic Data Processing                       76,700            3,579
    Broadcom, Cl A*                                 33,350            1,416
    EMC*                                           101,850            1,422
    Google, Cl A*                                   18,350            6,829
    Maxim Integrated Products                       34,600            1,200
    Microchip Technology (A)                        76,350            2,304
    Microsoft                                      218,200            5,608
    Paychex                                        114,750            4,448
    Qualcomm                                        40,000            1,590
    SAP ADR                                         32,450            1,393
    Yahoo!*                                         42,100            1,556
                                                            ---------------
                                                                     35,027
                                                            ---------------

MATERIALS - 2.3%

    Monsanto                                        55,100            3,472
                                                            ---------------
  TOTAL COMMON STOCK (Cost $127,130)                                146,739
                                                            ---------------

CORPORATE OBLIGATIONS - 4.9%

  Morgan Stanley (B) (C)
    4.143%, 02/15/06                      $          2,500            2,500
  Sigma Finance (B) (C)
    3.830%, 07/07/06                                 5,000            5,000
                                                            ---------------
  TOTAL CORPORATE OBLIGATIONS (Cost $ 7,500)                          7,500
                                                            ---------------

MASTER NOTE - 1.6%

  Bank of America (B)
    4.143%, 11/01/05                                 2,500            2,500
                                                            ---------------
  TOTAL MASTER NOTE (Cost $2,500)                                     2,500
                                                            ---------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

LARGE CAP GROWTH FUND

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 10.8%

  Bank of America
    4.110%, dated 10/31/05,
    matures on 11/01/05,
    repurchase price $5,000,571
    (collateralized by various
    mortgage obligations, ranging
    in par value $100,000 -
    $2,024,200, 0.000% - 5.500%,
    11/25/19 - 11/25/35 , total
    market value $5,250,000) (B)          $          5,000  $         5,000
  Bear Stearns
    4.163%, dated 10/31/05,
    matures on 11/01/05,
    repurchase price $2,000,231
    (collateralized by a mortgage
    obligation, par value
    $2,100,000, 0.000%, 11/25/35,
    total market value
    $2,100,000)(B)                                   2,000            2,000
  Deutsche Bank
    3.950%, dated 10/31/05,
    matures on 11/01/05,
    repurchase price $2,647,543
    (collateralized by various
    U.S. Treasury obligations,
    ranging in par value $495,000
    - $1,697,000, 4.250% -
    12.500%, 08/15/14, total
    market value $2,700,688)                         2,647            2,647
  Lehman Brothers
    4.133%, dated 10/31/05,
    matures on 11/01/05,
    repurchase price $6,935,338
    (collateralized by various
    mortgage obligations, ranging
    in par value $3,607,410 -
    $4,122,775, 0.000% - 4.865%,
    04/25/35 - 07/10/39, total
    market value $7,280,423)(B)                      6,934            6,934
                                                            ---------------
  TOTAL REPURCHASE AGREEMENTS (Cost $16,581)                         16,581
                                                            ---------------
TOTAL INVESTMENTS - 113.2% (Cost $153,711) +                        173,320
                                                            ---------------
TOTAL OTHER ASSETS AND LIABILITIES -- (13.2)%                       (20,262)
                                                            ---------------
NET ASSETS -- 100.0%                                        $       153,058
                                                            ===============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2005 WAS $23,249,121.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2005.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

+ AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $153,898,160, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $22,490,112 AND $(3,068,450), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

VALUE MOMENTUM FUND

---------------------------------------------------------------------------
Description                                    Shares         Value (000)
---------------------------------------------------------------------------

COMMON STOCK - 99.6%

CONSUMER DISCRETIONARY - 9.6%

    Comcast, Cl A*                                 175,500  $         4,810
    Federated Department Stores                     65,000            3,989
    Harrah's Entertainment                          35,000            2,117
    Home Depot                                      55,000            2,257
    Leggett & Platt                                143,000            2,866
    Lennar, Cl A                                    38,500            2,140
    Mattel                                         165,000            2,434
    McGraw-Hill                                    110,000            5,383
    News, Cl A                                     310,000            4,417
    Pulte Homes                                     75,000            2,834
    Target (D)                                      45,000            2,506
    Time Warner                                    255,000            4,547
    Washington Post, Cl B                            4,100            3,055
                                                            ---------------
                                                                     43,355
                                                            ---------------

CONSUMER STAPLES - 9.2%

    Altria Group                                   195,900           14,702
    Archer-Daniels-Midland                         120,000            2,924
    Cadbury Schweppes ADR                          155,000            6,152
    Kimberly-Clark                                  38,000            2,160
    Nestle ADR                                      82,500            6,134
    Sara Lee                                       240,000            4,284
    Universal                                       80,000            2,995
    UST (A)                                         55,000            2,277
                                                            ---------------
                                                                     41,628
                                                            ---------------

ENERGY - 12.3%

    BG Group ADR (A)                                59,700            2,658
    BP ADR                                          90,000            5,976
    Chevron                                        110,000            6,278
    ConocoPhillips                                  90,000            5,884
    Exxon Mobil                                    275,000           15,438
    Halliburton                                     75,000            4,432
    Marathon Oil                                    74,593            4,488
    Peabody Energy (A)                              36,000            2,814
    Suncor Energy (D)                               90,000            4,827
    Williams                                       120,000            2,676
                                                            ---------------
                                                                     55,471
                                                            ---------------

FINANCIALS - 23.4%

    Allstate                                        95,000            5,015
    AMB Property (A)                               100,000            4,418
    American International Group (A)               100,000            6,480
    Bank of America                                190,000            8,310
    Bank of New York                               143,000            4,474
    Citigroup                                      335,800           15,373
    Freddie Mac                                     71,000            4,356
    Goldman Sachs Group                             44,400            5,611
    JPMorgan Chase                                 272,070            9,963
    Marsh & McLennan (A)                           180,000            5,247
    Metlife (A)*                                    90,000            4,447
    Morgan Stanley                                 100,000            5,441
    Prudential Financial                            75,000            5,459
    St Paul Travelers                              120,000            5,404
    Washington Mutual (A)                          247,705            9,809

---------------------------------------------------------------------------
Description                                    Shares         Value (000)
---------------------------------------------------------------------------

COMMON STOCK - (CONTINUED)

FINANCIALS - (CONTINUED)

    Wells Fargo                                     39,500  $         2,378
    XL Capital, Cl A (A)                            56,100            3,594
                                                            ---------------
                                                                    105,779
                                                            ---------------

HEALTH CARE - 7.7%

    Abbott Laboratories                            110,000            4,735
    Applera Corp - Applied
       Biosystems Group                            115,000            2,791
    Baxter International                           100,000            3,823
    Bristol-Myers Squibb                           185,000            3,916
    GlaxoSmithKline ADR                             97,000            5,043
    HCA (A)                                         50,000            2,410
    Merck                                           75,000            2,117
    Pfizer                                         257,540            5,599
    Wyeth                                          100,000            4,456
                                                            ---------------
                                                                     34,890
                                                            ---------------

INDUSTRIALS - 14.7%

    Avery Dennison (A)                             157,600            8,928
    Boeing                                          47,500            3,070
    Burlington Northern Santa Fe                    30,000            1,862
    Cendant                                        374,779            6,529
    General Electric                               408,700           13,859
    Honeywell International                        125,000            4,275
    Manpower                                        48,000            2,173
    Masco                                          155,000            4,418
    Parker Hannifin                                125,000            7,835
    Pitney Bowes                                    40,000            1,683
    Tyco International (A)                         183,300            4,837
    United Technologies                             40,000            2,051
    Waste Management                               168,000            4,958
                                                            ---------------
                                                                     66,478
                                                            ---------------

INFORMATION TECHNOLOGY - 9.3%

    Accenture, Cl A*                               165,000            4,341
    Agilent Technologies*                           88,100            2,820
    Diebold                                         71,500            2,584
    Electronic Data Systems                        142,000            3,310
    First Data                                     109,200            4,417
    Hewlett-Packard                                125,900            3,530
    International Business Machines                 70,000            5,732
    Lucent Technologies*                           625,000            1,782
    Microsoft                                      300,000            7,710
    Nokia ADR (A)                                  200,000            3,364
    Tektronix                                      100,700            2,314
                                                            ---------------
                                                                     41,904
                                                            ---------------

MATERIALS - 6.5%

    Alcoa                                          173,100            4,205
    Ashland                                         57,500            3,077
    BHP Billiton ADR (A)                           100,000            3,105
    Cabot (A)                                      178,500            6,089
    Engelhard                                      195,400            5,315

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

VALUE MOMENTUM FUND

---------------------------------------------------------------------------
Description                               Shares/Par (000)    Value (000)
---------------------------------------------------------------------------

COMMON STOCK - (CONTINUED)

MATERIALS - (CONTINUED)

    Monsanto                                        35,000  $         2,205
    Weyerhaeuser                                    82,200            5,206
                                                            ---------------
                                                                     29,202
                                                            ---------------

TELECOMMUNICATION - 3.1%

    SBC Communications (A)                         190,000            4,532
    Verizon Communications                         235,000            7,405
    Vodafone Group ADR (A)                          70,500            1,851
                                                            ---------------
                                                                     13,788
                                                            ---------------

UTILITIES - 3.8%

    Questar (D)                                    220,000           17,325
                                                            ---------------
  TOTAL COMMON STOCK (Cost $322,238)                                449,820
                                                            ---------------

RIGHTS - 0.0%

    Bank United*@                                  118,300               --
                                                            ---------------
  TOTAL RIGHTS (Cost $19)                                                --
                                                            ---------------

CORPORATE OBLIGATIONS - 6.6%

  Bear Stearns MTN (B) (C)
    4.161%, 01/12/06                      $          5,000            5,004
  First Tennessee (B) (C)
    3.830%, 03/21/06                                 5,000            5,000
  General Electric (B) (C)
    4.114%, 03/29/06                                 5,000            5,003
  Morgan Stanley (B) (C)
    4.000%, 12/01/06                                 2,500            2,500
    4.143%, 02/15/06                                10,000           10,000
  Sigma Finance (B) (C)
    3.830%, 07/07/06                                 2,500            2,500
                                                            ---------------
  TOTAL CORPORATE OBLIGATIONS (Cost $30,007)                         30,007
                                                            ---------------

MASTER NOTES - 2.8%

  Bank of America (B)
    4.143%, 11/01/05                                10,000           10,000
  JPMorgan Chase (B)
    4.143%, 11/01/05                                 2,500            2,500
                                                            ---------------
  TOTAL MASTER NOTES (Cost $12,500)                                  12,500
                                                            ---------------

REGULATED INVESTMENT COMPANY - 0.4%

    Templeton Dragon Fund                           95,000            1,788
                                                            ---------------
  TOTAL REGULATED INVESTMENT COMPANY (Cost $846)                      1,788
                                                            ---------------

---------------------------------------------------------------------------
                                             Contracts/
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

EQUITY OPTIONS - 0.1%

    Questar, January 2006, 60 Put                      800  $            44
    Suncor Energy, January 2006, 50 Put                500              127
    Target, January 2006, 47.50 Put                    250               13
    Target, January 2006, 50 Put                       250               20
                                                            ---------------

  TOTAL EQUITY OPTIONS
    (Cost $417)                                                         204
                                                            ---------------

REPURCHASE AGREEMENTS - 1.8%

  Deutsche Bank
    3.950%, dated 10/31/05,
    matures on 11/01/05,
    repurchase price $4,092,209
    (collateralized by a U.S.
    Treasury obligation, par
    value $4,239,000, 4.250%,
    08/15/14, total market value
    $4,174,367)                           $          4,092            4,092
  Lehman Brothers
    4.133%, dated 10/31/05,
    matures on 11/01/05, repurchase
    price $3,973,238 (collateralized
    by various mortgage obligations,
    ranging in par value $2,066,676
    - $2,361,928, 0.000% - 4.865%,
    04/25/35 - 07/10/39, total
    market value $4,170,936)(B)                      3,973            3,973
                                                            ---------------
  TOTAL REPURCHASE AGREEMENTS (Cost $8,065)                           8,065
                                                            ---------------

TOTAL INVESTMENTS - 111.3% (Cost $374,092) +                        502,384
                                                            ---------------

WRITTEN OPTIONS - (0.2)%

  Questar, January 2006, 65 Calls                     (225)            (344)
  Questar, January 2006, 70 Calls                     (300)            (333)
  Suncor Energy, December 2005, 55 Calls              (100)             (29)
  Suncor Energy, January 2006, 65 Calls               (350)             (49)
  Suncor Energy, January 2006, 70 Calls               (150)             (11)
  Target, January 2006, 55 Calls                      (140)             (48)
  Target, January 2006, 60 Calls                       (60)              (6)
                                                            ---------------
  WRITTEN OPTIONS (Premiums Received $(444))                           (820)
                                                            ---------------
TOTAL OTHER ASSETS AND LIABILITIES (11.1)%                          (49,957)
                                                            ---------------
NET ASSETS -- 100.0%                                        $       451,607
                                                            ===============

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

@     THESE RIGHTS DO NOT HAVE AN EXPIRATION DATE.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2005 WAS $44,842,769.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2005.

(D) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION CONTRACTS.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

MTN -- MEDIUM TERM NOTE

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+ AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS AND WRITTEN OPTIONS WAS $373,650,617, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $143,938,997 AND $(16,026,211), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

LARGE CAP VALUE FUND

---------------------------------------------------------------------------
Description                                    Shares         Value (000)
---------------------------------------------------------------------------

COMMON STOCK - 97.9%

CONSUMER DISCRETIONARY - 10.8%

    Abercrombie & Fitch, Cl A                       23,900  $         1,243
    Autoliv                                         38,200            1,641
    Beazer Homes USA (A)                            25,500            1,478
    Brinker International (A)                       39,100            1,490
    Coach*                                          51,100            1,644
    Darden Restaurants                              47,300            1,533
    Dex Media                                        9,000              243
    Federated Department Stores                      2,100              129
    Ford Motor                                      72,200              601
    Gannett (A)                                      8,400              526
    GTECH Holdings                                  42,900            1,366
    KB Home                                         22,500            1,470
    MDC Holdings                                    10,300              707
    Nike, Cl B                                       9,800              824
    Nordstrom                                       16,800              582
    Shaw Communications, Cl B                       73,900            1,496
    Standard-Pacific (A)                            29,000            1,119
    Time Warner                                     28,500              508
    TRW Automotive Holdings*                        26,500              717
    VF                                               1,500               78
    Viacom, Cl B                                    33,100            1,025
    Yum! Brands                                     13,000              661
                                                            ---------------
                                                                     21,081
                                                            ---------------

CONSUMER STAPLES - 5.4%

    Altria Group                                    10,700              803
    Clorox                                          19,400            1,050
    Coca-Cola                                       18,000              770
    Dean Foods*                                     26,600              962
    Kroger*                                        113,400            2,257
    Pepsi Bottling Group                            31,600              898
    PepsiCo                                         19,000            1,122
    Reynolds American (A)                           20,000            1,700
    Supervalu                                       31,200              981
                                                            ---------------
                                                                     10,543
                                                            ---------------

ENERGY - 13.9%

    Anadarko Petroleum (A)                           3,600              327
    Chevron                                         83,300            4,754
    ConocoPhillips                                  76,000            4,969
    Devon Energy                                    44,800            2,705
    Exxon Mobil                                    127,200            7,141
    Marathon Oil                                    20,300            1,221
    Petro Canada                                    43,000            1,494
    Sunoco                                          26,000            1,937
    Teekay Shipping (A)                             28,600            1,128
    Valero Energy                                   14,600            1,536
                                                            ---------------
                                                                     27,212
                                                            ---------------

FINANCIALS - 36.0%

    Allstate                                        45,700            2,412
    Axis Capital Holdings                           27,900              723
    Bank of America                                 88,000            3,849
    BB&T (A)                                        44,400            1,880
    Bear Stearns                                    14,000            1,481

---------------------------------------------------------------------------
Description                                    Shares         Value (000)
---------------------------------------------------------------------------

COMMON STOCK - (CONTINUED)

FINANCIALS - (CONTINUED)

    Brascan, Cl A (A)                               33,100  $         1,515
    CB Richard Ellis Group, Cl A*                   26,700            1,304
    CIT Group                                       28,900            1,322
    Citigroup                                       98,967            4,531
    Comerica                                        30,100            1,739
    Downey Financial                                17,100            1,042
    Endurance Specialty Holdings                    41,700            1,383
    First American                                  31,100            1,363
    Goldman Sachs Group (A)                         27,100            3,425
    IndyMac Bancorp (A)                             35,400            1,321
    JPMorgan Chase                                  26,900              985
    KeyCorp                                         46,900            1,512
    Lehman Brothers Holdings (A)                    23,500            2,812
    Loews                                           25,300            2,352
    Merrill Lynch                                   63,400            4,105
    Morgan Stanley                                  63,300            3,444
    National City (A)                               54,900            1,769
    PMI Group                                       38,500            1,535
    PNC Financial Services Group                    13,800              838
    Principal Financial Group (A)                   49,500            2,457
    Progressive                                     10,100            1,170
    Radian Group (A)                                32,800            1,709
    Safeco                                          31,000            1,727
    US Bancorp                                     111,400            3,295
    Wachovia                                        62,800            3,173
    Washington Mutual                               74,369            2,945
    Webster Financial                               20,700              956
    Wells Fargo                                     72,700            4,377
                                                            ---------------
                                                                     70,451
                                                            ---------------

HEALTH CARE - 7.3%

    Aetna                                           12,200            1,080
    AmerisourceBergen                               25,600            1,953
    Amgen*                                          11,100              841
    Cardinal Health (A)                             17,400            1,088
    Dade Behring Holdings                           26,500              954
    King Pharmaceuticals*                          120,500            1,859
    Pfizer                                         299,700            6,516
                                                            ---------------
                                                                     14,291
                                                            ---------------

INDUSTRIALS - 4.6%

    Burlington Northern Santa Fe                    14,100              875
    Cendant                                         46,500              810
    CNF                                             26,200            1,474
    Cummins                                         19,500            1,665
    Deluxe (A)                                      23,200              773
    HNI                                                600               29
    Northrop Grumman                                28,900            1,551
    Terex*                                           7,800              429
    Timken (A)                                      46,500            1,319
                                                            ---------------
                                                                      8,925
                                                            ---------------

INFORMATION TECHNOLOGY - 5.2%

    Avnet (A)*                                      36,100              832
    Fair Isaac                                      32,500            1,357

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

LARGE CAP VALUE FUND

---------------------------------------------------------------------------
Description                               Shares/Par (000)    Value (000)
---------------------------------------------------------------------------

COMMON STOCK - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

    Fiserv*                                         38,500  $         1,682
    Hewlett-Packard                                108,500            3,042
    Ingram Micro, Cl A*                             54,500              986
    Intel                                           25,000              588
    Microsoft                                       62,900            1,617
                                                            ---------------
                                                                     10,104
                                                            ---------------

MATERIALS - 3.8%

    Agrium                                          56,400            1,196
    Dow Chemical                                    17,200              789
    Freeport-McMoRan Copper & Gold, Cl B            16,800              830
    IPSCO                                           27,100            1,921
    Nucor                                           26,600            1,592
    Phelps Dodge (A)                                 9,900            1,193
                                                            ---------------
                                                                      7,521
                                                            ---------------

TELECOMMUNICATION - 4.7%

    BellSouth (A)                                   74,100            1,928
    CenturyTel (A)                                  50,600            1,656
    SBC Communications                              44,000            1,050
    Verizon Communications                         143,900            4,534
                                                            ---------------
                                                                      9,168
                                                            ---------------

UTILITIES - 6.2%

    American Electric Power                         52,100            1,978
    Constellation Energy Group                      13,200              723
    Edison International                            53,100            2,324
    Entergy East                                    20,500            1,450
    FirstEnergy                                     42,200            2,004
    NRG Energy (A)*                                 21,300              916
    Sempra Energy                                   18,200              806
    TXU                                             18,400            1,854
                                                            ---------------
                                                                     12,055
                                                            ---------------
  TOTAL COMMON STOCK (Cost $168,704)                                191,351
                                                            ---------------

MASTER NOTES - 5.1%

  Bank of America (B)
    4.143%, 11/01/05                      $          2,500            2,500
  Bear Stearns (B)
    4.183%, 11/01/05                                 5,000            5,000
  JPMorgan Chase (B)
    4.143%, 11/01/05                                 2,500            2,500
                                                            ---------------
  TOTAL MASTER NOTES (Cost $10,000)                                  10,000
                                                            ---------------

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 2.5%

  Morgan Stanley (B) (C)
    4.143%, 02/15/06                      $          2,500  $         2,500
  Sigma Finance (B) (C)
    3.830%, 07/07/06                                 2,500            2,500
                                                            ---------------
  TOTAL CORPORATE OBLIGATIONS (Cost $ 5,000)                          5,000
                                                            ---------------

REPURCHASE AGREEMENTS - 6.3%

  Bear Stearns
    4.163%, dated 10/31/05,
    matures on 11/01/05, repurchase
    price $2,500,289 (collateralized
    by a mortgage obligation, par
    value $2,625,000, 0.000%, 11/27/35,
    total market value $2,625,000)(B)                2,500            2,500
  Deutsche Bank
    3.950%, dated 10/31/05,
    matures on 11/01/05,
    repurchase price $1,674,334
    (collateralized by a U.S.
    Treasury obligation, par
    value $1,310,000, 12.500%,
    08/15/14, total market value
    $1,708,508)                                      1,674            1,674
  Lehman Brothers
    4.133%, dated 10/31/05,
    matures on 11/01/05,
    repurchase price $8,000,357
    (collateralized by various
    mortgage obligations, ranging
    in par value $4,161,378 -
    $4,755,885, 0.000% - 4.865%,
    04/25/35 - 07/10/39, total market
    value $8,398,435)(B)                             7,999            7,999
                                                            ---------------
  TOTAL REPURCHASE AGREEMENTS (Cost $12,173)                         12,173
                                                            ---------------
TOTAL INVESTMENTS - 111.8% (Cost $195,877) +                        218,524
                                                            ---------------
TOTAL OTHER ASSETS AND LIABILITIES -- (11.8)%                       (23,134)
                                                            ---------------
NET ASSETS -- 100.0%                                        $       195,390
                                                            ===============

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2005 WAS $24,733,473.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2005.

CL -- CLASS

+ AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $196,101,351, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $28,681,265 AND $(6,258,049), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                           WWW.HIGHMARKFUNDS.COM

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

CORE EQUITY FUND

-------------------------------------------------------------------------------
Description                                            Shares       Value (000)
-------------------------------------------------------------------------------

COMMON STOCK - 99.8%

CONSUMER DISCRETIONARY - 10.5%

     Darden Restaurants                                   30,700    $       995
     Dillard's, Cl A                                      26,300            545
     Federated Department Stores                          10,900            669
     Gannett (A)                                          11,900            746
     Goodyear Tire & Rubber (A)*                          47,200            738
     Harrah's Entertainment                                5,870            355
     Home Depot                                           67,795          2,782
     Jones Apparel Group (A)                              10,600            289
     Lennar, Cl A                                         10,925            607
     Limited Brands                                       27,600            552
     Nike, Cl B                                            6,055            509
     RadioShack                                           15,400            341
     Target                                               11,250            627
     Time Warner                                          31,985            570
     VF                                                    7,600            397
     Viacom, Cl B                                         18,480            572
                                                                    -----------
                                                                         11,294
                                                                    -----------

CONSUMER STAPLES - 9.3%

     Anheuser-Busch                                       21,500            887
     ConAgra Foods (A)                                    26,800            624
     Kimberly-Clark                                       27,305          1,552
     Kraft Foods, Cl A (A)                                14,400            407
     Pepsi Bottling Group                                 61,100          1,737
     PepsiCo                                              10,000            591
     Safeway (A)                                          71,400          1,661
     Smithfield Foods (A)*                                18,200            538
     Wal-Mart Stores                                      42,190          1,996
                                                                    -----------
                                                                          9,993
                                                                    -----------

ENERGY - 8.3%

     Amerada Hess (A)                                     19,600          2,452
     BP ADR                                               37,605          2,497
     Chevron                                              30,700          1,752
     ConocoPhillips                                       22,230          1,453
     Exxon Mobil                                           5,423            305
     Kerr-McGee                                            4,800            408
                                                                    -----------
                                                                          8,867
                                                                    -----------

FINANCIALS - 20.5%

     Allstate                                             34,050          1,798
     AON (A)                                              17,900            606
     Bank of America                                      87,480          3,826
     Citigroup                                            65,948          3,019
     Goldman Sachs Group                                  23,110          2,920
     JPMorgan Chase                                       16,220            594
     KeyCorp                                              24,795            799
     Merrill Lynch                                        32,380          2,096
     Metlife (A)*                                         27,500          1,359
     MGIC Investment (A)                                   6,000            356
     National City (A)                                    68,500          2,208
     Principal Financial Group (A)                        19,100            948
     Washington Mutual                                    10,600            420

-------------------------------------------------------------------------------
Description                                            Shares       Value (000)
-------------------------------------------------------------------------------

COMMON STOCK - (CONTINUED)

FINANCIALS - (CONTINUED)

     XL Capital, Cl A (A)                                 16,500    $     1,057
                                                                    -----------
                                                                         22,006
                                                                    -----------

HEALTH CARE - 13.6%

     Abbott Laboratories                                  15,530            668
     AmerisourceBergen                                    11,300            862
     Applera Corp - Applied Biosystems Group              86,600          2,102
     Baxter International                                 23,900            914
     Cigna                                                15,800          1,831
     HCA (A)                                              29,100          1,402
     Johnson & Johnson                                    29,205          1,829
     King Pharmaceuticals*                               106,000          1,635
     Pfizer                                              126,909          2,759
     Universal Health Services, Cl B                      11,600            547
                                                                    -----------
                                                                         14,549
                                                                    -----------

INDUSTRIALS - 12.5%

     CSX                                                  26,100          1,196
     Dover                                                 9,400            366
     General Electric                                     90,455          3,067
     Honeywell International                              15,140            518
     Manpower                                             36,700          1,662
     Navistar International (A)*                          35,800            985
     Northrop Grumman                                     57,860          3,104
     RR Donnelley & Sons                                  13,300            466
     Ryder System                                         52,100          2,067
                                                                    -----------
                                                                         13,431
                                                                    -----------

INFORMATION TECHNOLOGY - 16.2%

     BMC Software*                                        25,600            502
     Computer Sciences*                                   25,000          1,281
     Convergys*                                           69,600          1,131
     Hewlett-Packard                                      59,900          1,680
     Intel                                                84,740          1,991
     International Business Machines                      19,460          1,593
     Intuit*                                              12,500            574
     Lexmark International, Cl A*                         10,100            419
     Micron Technology (A)*                               41,300            537
     Microsoft                                            33,325            856
     Nokia ADR (A)                                       164,775          2,772
     Oracle*                                              59,695            757
     Sabre Holdings, Cl A (A)                             50,600            988
     Synopsys*                                            73,900          1,400
     Texas Instruments                                    31,995            914
                                                                    -----------
                                                                         17,395
                                                                    -----------

MATERIALS - 2.6%

     Alcoa                                                19,940            485
     Engelhard                                            85,700          2,331
                                                                    -----------
                                                                          2,816
                                                                    -----------

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

CORE EQUITY FUND

-------------------------------------------------------------------------------
Description                                        Shares/Par(000)  Value (000)
-------------------------------------------------------------------------------

COMMON STOCK - (CONTINUED)

TELECOMMUNICATION - 3.0%

     CenturyTel (A)                                       21,500    $       704
     Telefonos de Mexico ADR (A)                          94,400          1,905
     Verizon Communications                               17,400            548
                                                                    -----------
                                                                          3,157
                                                                    -----------

UTILITIES - 3.3%

     American Electric Power                              53,700          2,038
     Constellation Energy Group                            4,320            237
     Duke Energy                                          34,800            922
     KeySpan                                               9,300            321
                                                                    -----------
                                                                          3,518
                                                                    -----------
   TOTAL COMMON STOCK (Cost $104,383)                                   107,026
                                                                    -----------

CORPORATE OBLIGATIONS - 3.3%

   Morgan Stanley (B) (C)
     4.143%, 02/15/06                                $     2,500          2,500
   Sigma Finance (B) (C)
     3.830%, 07/07/06                                      1,000          1,000
                                                                    -----------
   TOTAL CORPORATE OBLIGATIONS (Cost $ 3,500)                             3,500
                                                                    -----------

MASTER NOTE - 2.3%

   Bear Stearns (B)
     4.183%, 11/01/05                                      2,500          2,500
                                                                    -----------
   TOTAL MASTER NOTE (Cost $2,500)                                        2,500
                                                                    -----------

REPURCHASE AGREEMENTS - 12.9%

   Bank of America
     4.110%, dated 10/31/05, matures on 11/01/05,
     repurchase price $5,000,571 (collateralized
     by various mortgage obligations, ranging in
     par value $100,000 - $2,024,200,
     0.000% - 5.500%, 11/25/19 - 11/25/35,
     total market value $5,250,000)(B)                     5,000          5,000
   Bear Stearns
     4.163%, dated 10/31/05, matures on 11/01/05,
     repurchase price $3,000,347 (collateralized
     by a mortgage obligation, par value
     $3,150,000, 0.000%, 11/28/35, total market
     value $3,150,000)(B)                                  3,000          3,000
   Deutsche Bank
     3.950%, dated 10/31/05, matures on 11/01/05,
     repurchase price $376,769, (collateralized by
     a U.S. Treasury obligation, par value
     $295,000, 12.500%, 08/15/14, total market
     value $384,740)                                         377            377

-------------------------------------------------------------------------------
Description                                           Par(000)      Value (000)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - (CONTINUED)

   Lehman Brothers
     4.133%, dated 10/31/05, matures on 11/01/05,
     repurchase price $5,434,986 (collateralized
     by various mortgage obligations, ranging in
     par value $2,827,003 - $3,230,877,
     0.000% - 4.865%, 04/25/35 - 07/10/39,
     total market value $5,705,417)(B)               $     5,434    $     5,434
                                                                    -----------
   TOTAL REPURCHASE AGREEMENTS (Cost $13,811)                            13,811
                                                                    -----------
TOTAL INVESTMENTS - 118.3% (Cost $124,194) +                            126,837
                                                                    -----------
TOTAL OTHER ASSETS AND LIABILITIES -- (18.3)%                           (19,584)
                                                                    -----------
NET ASSETS -- 100.0%                                                $   107,253
                                                                    ===========

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2005 IS $18,761,744.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2005.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

+ AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $124,199,467 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,510,770 AND $(4,873,404), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                           WWW.HIGHMARKFUNDS.COM

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

BALANCED FUND

------------------------------------------------------------------------------
Description                                         Shares        Value (000)
------------------------------------------------------------------------------

COMMON STOCK - 58.6%

CONSUMER DISCRETIONARY - 6.4%

     Bed Bath & Beyond*                                 4,925     $        200
     Coach*                                             6,670              215
     Comcast, Cl A (A)*                                 9,889              275
     Harrah's Entertainment                             5,820              352
     Hilton Hotels                                      9,010              175
     Home Depot                                        10,140              416
     Kohl's*                                            7,690              370
     News, Cl B (A)                                    17,425              262
     Nike, Cl B                                         2,260              190
     Nordstrom                                          6,055              210
     Staples                                            9,015              205
     Target                                            10,375              578
     Tiffany                                            4,880              192
     Time Warner (A)                                   21,455              383
     Walt Disney                                        7,315              178
                                                                  ------------
                                                                         4,201
                                                                  ------------

CONSUMER STAPLES - 5.9%

     Altria Group                                       7,930              595
     CVS                                               28,890              705
     Kellogg                                            6,695              296
     Kimberly-Clark                                     3,295              187
     PepsiCo                                           12,080              714
     Procter & Gamble                                  15,225              853
     Wal-Mart Stores (A)                               10,845              513
                                                                  ------------
                                                                         3,863
                                                                  ------------

ENERGY - 5.7%

     BP ADR                                             7,125              473
     ConocoPhillips                                     7,870              515
     Exxon Mobil                                       21,273            1,194
     Halliburton                                        9,100              538
     Occidental Petroleum (A)                           2,980              235
     Suncor Energy                                     14,430              774
                                                                  ------------
                                                                         3,729
                                                                  ------------

FINANCIALS - 12.0%

     Allstate                                          12,175              643
     American Express                                  10,105              503
     American International Group                       5,712              370
     Ameriprise Financial                               2,001               74
     Bank of America                                   18,375              804
     Citigroup                                         20,251              927
     Goldman Sachs Group                                6,700              847
     JPMorgan Chase                                    22,388              820
     KeyCorp                                            9,010              290
     Lehman Brothers Holdings                           2,220              266
     Merrill Lynch                                     11,555              748
     National City (A)                                  8,170              263
     SLM                                               11,985              666
     Wells Fargo                                        6,400              385
     XL Capital, Cl A                                   4,560              292
                                                                  ------------
                                                                         7,898
                                                                  ------------

------------------------------------------------------------------------------
Description                                         Shares        Value (000)
------------------------------------------------------------------------------

COMMON STOCK - (CONTINUED)

HEALTH CARE - 7.1%

     Abbott Laboratories                               15,605     $        672
     Bristol-Myers Squibb                              15,645              331
     Gilead Sciences*                                   5,765              272
     GlaxoSmithKline ADR (A)                            3,800              198
     Johnson & Johnson                                 13,150              824
     Medtronic                                         11,420              647
     Novartis ADR                                       5,265              283
     Pfizer                                            14,664              319
     UnitedHealth Group                                 4,750              275
     WellPoint*                                         6,070              453
     Wyeth                                              9,355              417
                                                                  ------------
                                                                         4,691
                                                                  ------------

INDUSTRIALS - 7.0%

     3M                                                 4,005              304
     Danaher                                           11,420              595
     Emerson Electric                                   2,760              192
     General Electric                                  55,725            1,890
     Honeywell International                           10,390              355
     Northrop Grumman                                   6,670              358
     Rockwell Automation                                7,225              384
     Tyco International                                18,510              488
                                                                  ------------
                                                                         4,566
                                                                  ------------

INFORMATION TECHNOLOGY - 9.8%

     Accenture, Cl A*                                  21,300              561
     Cisco Systems*                                    37,725              658
     Citrix Systems*                                   17,260              476
     Corning*                                          26,325              529
     Dell*                                             15,435              492
     EMC*                                              21,630              302
     Intel                                             17,350              408
     International Business Machines                    5,120              419
     Microsoft                                         37,405              961
     Nokia ADR (A)                                     18,500              311
     Oracle*                                           39,450              500
     Symantec*                                         15,920              380
     Texas Instruments                                 15,145              432
                                                                  ------------
                                                                         6,429
                                                                  ------------

MATERIALS - 1.2%

     Alcoa                                              7,410              180
     BHP Billiton ADR                                  12,675              393
     Dow Chemical                                       4,075              187
                                                                  ------------
                                                                           760
                                                                  ------------

TELECOMMUNICATION - 1.3%

     SBC Communications (A)                            12,375              295
     Verizon Communications                             8,265              260
     Vodafone Group ADR (A)                            11,150              293
                                                                  ------------
                                                                           848
                                                                  ------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

BALANCED FUND

------------------------------------------------------------------------------
Description                                    Shares/Par (000)   Value (000)
------------------------------------------------------------------------------

COMMON STOCK - (CONTINUED)

UTILITIES - 2.2%

     Constellation Energy Group                        12,340     $        676
     Exelon (A)                                         8,775              457
     PG&E                                               9,175              334
                                                                  ------------
                                                                         1,467
                                                                  ------------
  TOTAL COMMON STOCK (Cost $35,066)                                     38,452
                                                                  ------------

CORPORATE OBLIGATIONS - 15.6%

CONSUMER DISCRETIONARY - 1.7%

   TCI Communications
     6.875%, 02/15/06                            $        230              231
   Time Warner
     7.480%, 01/15/08                                     300              315
   Time Warner Entertainment
     8.375%, 03/15/23                                     275              323
   Walt Disney MTN
     5.620%, 12/01/08                                     230              229
                                                                  ------------
                                                                         1,098
                                                                  ------------

CONSUMER STAPLES - 0.2%

   Safeway
     7.500%, 09/15/09                                     100              107
                                                                  ------------

ENERGY - 0.4%

   Pemex Project Funding Master Trust
     9.125%, 10/13/10                                     250              287
                                                                  ------------

FINANCIALS - 8.0%

   Associates (A)
     6.950%, 11/01/18                                     175              200
   Bank of America
     5.250%, 02/01/07                                     100              101
   CIT Group
     4.000%, 05/08/08                                     300              294
   GE Global Insurance
     7.750%, 06/15/30                                     200              217
   HSBC Bank USA
     3.875%, 09/15/09                                     200              192
   Morgan Stanley
     6.750%, 04/15/11                                     200              215
   Morgan Stanley (B) (C)
     4.143%, 02/15/06                                   2,500            2,500
   Sigma Finance (B) (C)
     3.830%, 07/07/06                                   1,000            1,000
   U.S. Bancorp
     6.875%, 09/15/07                                     400              415

--------------------------------------------------------------------------------
Description                                        Par (000)      Value (000)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - (CONTINUED)

FINANCIALS - (CONTINUED)

   Wells Fargo Bank
     6.450%, 02/01/11                            $        100     $        106
                                                                  ------------
                                                                         5,240
                                                                  ------------

FOREIGN GOVERNMENTS - 0.3%

   Hydro Quebec, Ser HY
     8.400%, 01/15/22                                     150              201
                                                                  ------------

HEALTH CARE - 0.7%

   HCA
     7.875%, 02/01/11                                     200              212
   Pharmacia
     5.875%, 12/01/08                                     225              232
                                                                  ------------
                                                                           444
                                                                  ------------

INDUSTRIALS - 2.0%

   General Electric
     5.000%, 02/01/13                                     300              297
   General Motors, Ser 91-A2
     8.950%, 07/02/09                                      14               13
   McDonnell Douglas
     6.875%, 11/01/06                                     200              204
   Raytheon (A)
     6.550%, 03/15/10                                     200              211
   Tyco International
     7.200%, 10/15/08                                     225              237
   Waste Management
     7.000%, 10/15/06                                     350              356
                                                                  ------------
                                                                         1,318
                                                                  ------------

INFORMATION TECHNOLOGY - 0.2%

   International Business Machines (Unsecured)
     6.500%, 01/15/28                                     100              110
                                                                  ------------

REAL ESTATE INVESTMENT TRUST - 0.8%

   Boston Properties
     5.000%, 06/01/15                                     250              240
   EOP Operating (A)
     6.800%, 01/15/09                                     300              314
                                                                  ------------
                                                                           554
                                                                  ------------

TELECOMMUNICATION - 0.2%

   Bell Atlantic of Maryland
     8.000%, 10/15/29                                      75               84
   New England Telephone & Telegraph
     7.875%, 11/15/29                                      50               55
                                                                  ------------
                                                                           139
                                                                  ------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

BALANCED FUND

--------------------------------------------------------------------------------
Description                                        Par (000)      Value (000)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - (CONTINUED)

UTILITIES - 1.1%

   FPL Group Capital
     7.625%, 09/15/06                            $        300     $        307
   Kinder Morgan (A)
     7.250%, 03/01/28                                     275              305
   Virginia Electric & Power, Ser A
     4.750%, 03/01/13                                     100               97
                                                                  ------------
                                                                           709
                                                                  ------------
   TOTAL CORPORATE OBLIGATIONS (Cost $10,280)                           10,207
                                                                  ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.1%

FHLMC
     6.500%, 11/01/09                                     122              125
     6.000%, 09/01/17                                     213              218
     6.000%, 02/01/28                                     108              109
FHLMC, CMO REMIC, Ser 1626, Cl PT
     6.000%, 12/15/08                                     138              140
FHLMC, CMO REMIC, Ser 2663, Cl QK
     3.500%, 04/15/17                                     264              262
FNMA
     8.000%, 08/01/24                                       7                8
     8.000%, 05/01/25                                      33               35
     8.000%, 07/01/26                                      11               11
     7.500%, 09/01/26                                      10               11
     7.000%, 09/01/25                                      21               22
     7.000%, 07/01/26                                      41               43
     7.000%, 09/01/26                                      14               15
     7.000%, 12/01/27                                      39               40
     6.500%, 05/01/14                                     109              112
     6.500%, 03/01/24                                       9                9
     6.500%, 01/01/28                                      47               49
     6.500%, 05/01/29                                      36               37
     6.000%, 08/01/14                                     234              239
     6.000%, 02/01/17                                     209              214
     6.000%, 03/01/28                                     114              115
     6.000%, 05/01/28                                      37               37
     5.500%, 12/01/17                                     199              200
     5.000%, 04/01/18                                     303              299
     5.000%, 05/01/18                                     331              326
     5.000%, 03/01/34                                      85               82
     5.000%, 08/01/34                                     244              235
     4.500%, 02/01/19                                     202              196
     4.500%, 05/01/19                                     506              490
     4.500%, 07/01/20                                     402              389
     4.000%, 05/01/19                                     535              508
FNMA, CMO REMIC, Ser 25, Cl CD
     3.500%, 03/25/17                                     344              331
GNMA
     7.500%, 05/15/24                                      13               14
     7.500%, 09/15/25                                      16               17
     7.500%, 09/15/26                                      28               30
     7.500%, 01/15/27                                      11               12
     7.000%, 02/15/26                                      41               44

--------------------------------------------------------------------------------
Description                                        Par (000)      Value (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)

GNMA -- (continued)
     7.000%, 08/15/26                            $         23     $         24
     7.000%, 10/15/27                                      52               54
     7.000%, 03/15/29                                      65               68
     6.500%, 09/15/08                                      54               56
     6.500%, 06/15/23                                       7                7
     6.500%, 04/15/26                                      22               23
     6.500%, 05/15/28                                      34               36
     6.500%, 01/15/29                                      69               71
     6.000%, 11/15/08                                      61               62
     6.000%, 12/15/28                                     162              165
     6.000%, 02/15/29                                     189              193
     6.000%, 04/15/29                                     193              197
                                                                  ------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     OBLIGATIONS (Cost $6,017)                                           5,980
                                                                  ------------

U.S. TREASURY OBLIGATIONS - 4.2%

   U.S. Treasury Bonds (D)
     8.125%, 08/15/19                                     760            1,015
     7.250%, 05/15/16                                     475              577
   U.S. Treasury Bond (A)
     7.125%, 02/15/23                                     200              253
   U.S. Treasury Inflation
      Index Note (A)
     3.000%, 07/15/12                                     874              934
                                                                  ------------
   TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,639)                         2,779
                                                                  ------------

ASSET-BACKED SECURITIES - 1.0%

   Capital Auto Receivables Asset Trust,
     Ser 2002-3, Cl A3 3.580%, 10/16/06                    76               76
   MBNA Credit Card Master Note Trust,
     Ser 2005-A7, Cl A7 4.300%, 02/15/11                  250              247
   Pacific Gas, Ser 1997-1, Cl A7
     6.420%, 09/25/08                                     132              133
   USAA Auto Owner Trust, Ser 2004-1, Cl A3
     2.060%, 04/15/08                                     193              191
                                                                  ------------
   TOTAL ASSET-BACKED SECURITIES (Cost $652)                               647
                                                                  ------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

BALANCED FUND

--------------------------------------------------------------------------------
Description                                        Par (000)      Value (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%

   FNMA
     6.375%, 06/15/09                            $        400     $        422
     5.000%, 01/15/07                                     100              101
                                                                  ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $547)                                                           523
                                                                  ------------

REPURCHASE AGREEMENTS - 1.6%

   Deutsche Bank
     3.950%, dated 10/31/05, matures on
     11/01/05, repurchase price $104,986
     (collateralized by a U.S. Treasury
     obligations, par value $83,000, 12.500%,
     08/15/14, total market value $108,249)               105              105
   Lehman Brothers
     4.133%, dated 10/31/05, matures on
     11/01/05, repurchase price $945,582
     (collateralized by various mortgage
     obligations, ranging in par value
     $491,843 - $562,110, 0.000% - 4.865%,
     04/25/35 - 07/10/39, total market value
     $992,631)(B)                                         945              945
                                                                  ------------
   TOTAL REPURCHASE AGREEMENTS (Cost $1,050)                             1,050
                                                                  ------------
TOTAL INVESTMENTS - 90.9% (Cost $56,251) +                              59,638
                                                                  ------------
TOTAL OTHER ASSETS AND LIABILITIES -- 9.1%                               6,006
                                                                  ------------
NET ASSETS -- 100.0%                                              $     65,644
                                                                  ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUTURES -- The Balanced Fund's investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Daily variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. The futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction.

The following open futures contract was held by the Fund at October 31, 2005:

--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                            NUMBER OF       EXPIRATION       APPRECIATION
CONTRACT                           CONTRACTS          DATE             (000)
--------------------------------------------------------------------------------
S&P 500 E-Mini                        110        December 2005         $ 120
                                                                       -----
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2005 IS $4,275,141.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2005.

(D) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

CMO -- COLLATERALIZED MORTGAGE OBLIGATION

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER -- SERIES

+ AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $56,250,689, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,015,889 AND $(1,628,749), RESPECTIVELY.

    FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

SMALL CAP GROWTH FUND

------------------------------------------------------------------------------
Description                                         Shares        Value (000)
------------------------------------------------------------------------------

COMMON STOCK - 97.5%

CONSUMER DISCRETIONARY - 13.1%

     Champion Enterprises*                             26,325     $        365
     Coldwater Creek*                                   5,150              139
     Gaylord Entertainment*                            11,475              453
     Guitar Center*                                     7,525              392
     Jarden (A)*                                       10,737              363
     La Quinta*                                        47,075              393
     MarineMax*                                        21,400              529
     Men's Wearhouse*                                  10,300              255
     Morningstar (A)*                                  15,475              455
     Texas Roadhouse, Cl A*                            22,175              349
     VistaPrint (A)*                                   15,675              265
     WMS Industries (A)*                                7,625              192
                                                                  ------------
                                                                         4,150
                                                                  ------------

CONSUMER STAPLES - 1.1%

     Central Garden and Pet*                            8,263              354
                                                                  ------------

ENERGY - 5.4%

     Alpha Natural Resources*                          10,800              257
     Hornbeck Offshore Services*                       14,155              456
     Pioneer Drilling*                                 15,375              263
     Range Resources                                   12,000              428
     Superior Energy Services*                         14,875              303
                                                                  ------------
                                                                         1,707
                                                                  ------------

FINANCIALS - 12.1%

     Affiliated Managers Group (A)*                     7,510              576
     Apollo Investment                                 24,100              450
     Boston Private Financial
       Holdings (A)                                    12,510              362
     CB Richard Ellis Group, Cl A*                      9,250              452
     Greenhill (A)                                      5,606              269
     Investors Financial Services (A)                   3,475              133
     IPC Holdings (A)                                  18,595              490
     MortgageIT Holdings                               24,475              310
     Nexity Financial (A)*                             11,360              146
     Strategic Hotel Capital                           19,900              338
     UCBH Holdings                                     17,025              296
                                                                  ------------
                                                                         3,822
                                                                  ------------

HEALTH CARE - 17.0%

     Alexion Pharmaceuticals*                           9,930              272
     American Retirement*                              30,300              579
     Chemed                                            16,950              815
     Cotherix*                                         20,175              288
     Covance*                                          16,860              820
     ICOS (A)*                                         10,100              273
     Momenta Pharmaceuticals (A)*                      10,830              233
     Pediatrix Medical Group*                           9,325              719
     SeraCare Life Sciences*                           13,870              282
     Symmetry Medical*                                 30,375              673
     Telik (A)*                                        16,475              246

------------------------------------------------------------------------------
Description                                         Shares        Value (000)
------------------------------------------------------------------------------

COMMON STOCK - (CONTINUED)

HEALTH CARE - (CONTINUED)

     Vital Images*                                      6,900     $        160
                                                                  ------------
                                                                         5,360
                                                                  ------------

INDUSTRIALS - 21.5%

     Advisory Board*                                   10,100              487
     American Commercial Lines (A)*                     9,360              263
     BE Aerospace*                                     18,675              339
     Commercial Vehicle Group*                         20,375              398
     Corporate Executive Board                          4,985              412
     Gardner Denver*                                    9,600              466
     Global Cash Access*                                6,760               95
     Harsco                                             7,900              508
     Hexcel*                                           21,790              345
     HUB Group, Cl A (A)*                               9,700              353
     IDEX                                                 566               23
     LECG*                                             17,700              391
     McDermott International*                          19,275              700
     MSC Industrial Direct, Cl A                        7,400              282
     Pike Electric*                                    23,650              447
     RBC Bearings*                                     17,810              278
     Resources Connection*                              9,125              260
     TBS International, Cl A*                          14,375              148
     UTI Worldwide                                      6,850              586
                                                                  ------------
                                                                         6,781
                                                                  ------------

INFORMATION TECHNOLOGY - 25.4%

     Alliance Data Systems*                             7,675              273
     Anteon International (A)*                          8,570              387
     Arris Group*                                      21,475              178
     Concur Technologies*                              17,025              230
     Digital Insight*                                  15,600              465
     Digital River*                                     9,050              253
     F5 Networks*                                       3,825              199
     Genesis Microchip*                                12,875              248
     Global Payments                                    7,930              340
     Hyperion Solutions*                                5,430              262
     Informatica*                                      20,325              242
     Interwoven*                                        9,775               92
     Ixia*                                             11,625              147
     Kanbay International*                             32,500              474
     MEMC Electronic Materials*                         7,955              143
     Micros Systems*                                    6,225              286
     Microsemi (A)*                                    22,400              519
     Nice Systems ADR*                                  5,830              255
     Openwave Systems (A)*                             16,325              292
     Powerwave Technologies*                           21,050              236
     Quest Software*                                    2,950               41
     RF Micro Devices*                                 17,200               90
     SafeNet*                                           4,325              143
     Sirf Technology Holdings*                         14,525              375
     Trident Microsystems*                             13,125              397
     Varian Semiconductor Equipment Associates*         8,650              327
     webMethods*                                       11,275               78
     Websense*                                          4,125              244
     Wind River Systems (A)*                           25,825              338

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

SMALL CAP GROWTH FUND

------------------------------------------------------------------------------
Description                                    Shares/Par (000)   Value (000)
------------------------------------------------------------------------------

COMMON STOCK - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

     Witness Systems*                                  11,350     $        222
     Zoran*                                            17,150              252
                                                                  ------------
                                                                         8,028
                                                                  ------------

MATERIALS - 0.9%

     RTI International Metals*                          8,925              299
                                                                  ------------

TELECOMMUNICATION - 1.0%

     NeuStar, Cl A*                                     9,800              300
                                                                  ------------
   TOTAL COMMON STOCK (Cost $27,785)                                    30,801
                                                                  ------------

MASTER NOTE - 3.2%

   Bear Stearns (B)
     4.183%, 11/01/05                            $      1,000            1,000
                                                                  ------------
   TOTAL MASTER NOTE (Cost $1,000)                                       1,000
                                                                  ------------

CORPORATE OBLIGATION - 3.2%

   Morgan Stanley (B) (C)
     4.143%, 02/15/06                                   1,000            1,000
                                                                  ------------
   TOTAL CORPORATE OBLIGATION (Cost $1,000)                              1,000
                                                                  ------------

REPURCHASE AGREEMENTS - 14.7%

   Bear Stearns
     4.163%, dated 10/31/05, matures on
     11/01/05, repurchase price $1,000,116
     (collateralized by a mortgage obligation,
     par value $1,050,000, 0.000%, 11/30/35,
     total market value $1,050,000)(B)                  1,000            1,000
   Deutsche Bank
     3.950%, dated 10/31/05, matures on
     11/01/05, repurchase price $1,370,877
     (collateralized by a U.S. Treasury
     obligation, par value $1,073,000,
     12.500%, 08/15/14, total market
     value $1,399,412)                                  1,371            1,371
   Lehman Brothers
     4.133%, dated 10/31/05, matures on
     11/01/05, repurchase price $2,312,085
     (collateralized by various mortgage
     obligations, ranging in par value
     $1,202,629 - $1,374,440, 0.000% - 4.865%,
     04/25/35 - 07/10/39, total market
     value $2,427,129)(B)                               2,312            2,312
                                                                  ------------
   TOTAL REPURCHASE AGREEMENTS (Cost $4,683)                             4,683
                                                                  ------------

------------------------------------------------------------------------------
Description                                                       Value (000)
------------------------------------------------------------------------------

TOTAL INVESTMENTS - 118.6% (Cost $34,468) +                       $     37,484
                                                                  ------------
TOTAL OTHER ASSETS AND LIABILITIES -- (18.6)%                           (5,884)
                                                                  ------------
NET ASSETS -- 100.0%                                              $     31,600
                                                                  ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2005 IS $5,118,298.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2005.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

+ AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $34,491,335, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,271,191 AND $(1,277,811), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                           WWW.HIGHMARKFUNDS.COM

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

SMALL CAP VALUE FUND

------------------------------------------------------------------------------
Description                                         Shares        Value (000)
------------------------------------------------------------------------------

COMMON STOCK - 96.8%

CONSUMER DISCRETIONARY - 14.7%

     American Axle & Manufacturing Holdings (A)        46,400     $      1,012
     American Greetings, Cl A (A)                      61,500            1,553
     ArvinMeritor (A)                                 145,300            2,329
     BorgWarner (A)                                    41,000            2,378
     Brown Shoe                                        44,800            1,455
     Burlington Coat Factory Warehouse                 56,300            2,171
     Dave & Buster's*                                  48,100              653
     Dover Downs Gaming & Entertainment                82,000            1,030
     Ethan Allen Interiors                             35,400            1,197
     Handleman (A)                                     57,300              682
     Landry's Restaurants (A)                          36,800            1,012
     Lone Star Steakhouse & Saloon                     45,300            1,169
     M/I Homes                                          2,000               90
     MDC Holdings                                      39,276            2,694
     Modine Manufacturing (A)                          56,500            1,868
     Movie Gallery (A)                                103,300              719
     Rent-A-Center (A)*                                47,750              860
     Rex Stores*                                       65,200              868
     Ryland Group                                      46,400            3,123
     Sonic Automotive                                  47,600            1,052
     Stage Stores*                                     60,900            1,688
     Stride Rite                                       89,600            1,167
     Trans World Entertainment*                       111,800              713
     Tupperware                                        59,700            1,369
     William Lyon Homes (A)*                            7,100              844
     Zale*                                             49,500            1,387
                                                                  ------------
                                                                        35,083
                                                                  ------------

CONSUMER STAPLES - 5.2%

     Alliance One International (A)                   200,000              498
     BJ's Wholesale Club*                              73,000            2,079
     Chiquita Brands International (A)                 62,600            1,728
     Longs Drug Stores (A)                             69,200            2,886
     Nash Finch (A)                                    54,168            1,683
     Ruddick (A)                                       65,900            1,451
     Seaboard (A)                                         800            1,137
     Universal                                         22,900              857
                                                                  ------------
                                                                        12,319
                                                                  ------------

ENERGY - 6.8%

     Holly                                             67,600            3,894
     NS Group*                                         73,300            2,537
     Offshore Logistics*                               29,600            1,006
     Stone Energy (A)*                                 35,100            1,611
     Swift Energy*                                     61,500            2,685
     Tesoro Petroleum                                  64,900            3,968
     Transmontaigne*                                  119,400              663
                                                                  ------------
                                                                        16,364
                                                                  ------------

FINANCIALS - 28.5%

     Advanta, Cl B                                     37,700            1,070
     Agree Realty                                      18,100              488

------------------------------------------------------------------------------
Description                                         Shares        Value (000)
------------------------------------------------------------------------------

COMMON STOCK - (CONTINUED)

FINANCIALS - (CONTINUED)

     American Home Mortgage Investment (A)             43,600     $      1,179
     AmerUs Group                                      54,024            3,194
     Anthracite Capital                               149,300            1,566
     Boykin Lodging*                                  147,000            1,621
     Ceres Group*                                     211,100            1,193
     City Holding                                      26,000              953
     Commerce Group                                    44,600            2,534
     Commercial Federal                                43,900            1,501
     Community Bank System                             87,200            2,071
     Community Trust Bancorp                           30,400            1,049
     Corus Bankshares (A)                              17,200              944
     Crescent Real Estate Equity (A)                  110,600            2,206
     Dime Community Bancshares                         75,700            1,090
     Federal Agricultural Mortgage, Cl C (A)           63,000            1,638
     First Charter (A)                                 47,375            1,208
     First Indiana                                     42,800            1,496
     Flagstar Bancorp (A)                              82,600            1,109
     Fremont General                                   85,300            1,850
     Greater Bay Bancorp (A)                           82,300            2,065
     Horace Mann Educators                            108,200            2,100
     HRPT Properties Trust                            251,400            2,743
     Independent Bank                                  56,029            1,602
     IndyMac Bancorp (A)                               53,300            1,990
     Integra Bank                                      48,300              976
     LandAmerica Financial Group (A)                   43,100            2,722
     MAF Bancorp                                       65,000            2,700
     Mission West Properties                           41,400              423
     NBT Bancorp                                       55,200            1,310
     Novastar Financial (A)                            22,800              671
     Old National Bancorp (A)                         116,800            2,559
     Oriental Financial Group (A)                      35,816              445
     Presidential Life                                 23,900              452
     Provident Bankshares                              49,200            1,715
     RAIT Investment Trust                             38,200            1,015
     Republic Bancorp                                 136,400            1,862
     Safety Insurance Group                            36,500            1,373
     Scottish Re Group (A)                             73,200            1,797
     Stancorp Financial Group                          22,900            2,109
     United Bankshares                                 76,300            2,785
     Webster Financial                                 28,100            1,297
     Westcorp                                          21,000            1,323
                                                                  ------------
                                                                        67,994
                                                                  ------------

HEALTH CARE - 2.7%

     Alpharma, Cl A                                    86,400            2,150
     Bradley Pharmaceuticals (A)*                       9,600              115
     Conmed*                                           55,200            1,324
     Kindred Healthcare*                               51,100            1,431
     Lumenis Limited*                                      13               --
     PerkinElmer                                       63,100            1,393
                                                                  ------------
                                                                         6,413
                                                                  ------------

INDUSTRIALS - 18.3%

     Acuity Brands                                     42,600            1,185

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

SMALL CAP VALUE FUND

------------------------------------------------------------------------------
Description                                         Shares        Value (000)
------------------------------------------------------------------------------

COMMON STOCK - (CONTINUED)

INDUSTRIALS - (CONTINUED)

     Alaska Air Group*                                 53,900     $      1,699
     Albany International, Cl A                        37,700            1,456
     Ameron International                              22,900              979
     AO Smith                                          42,500            1,376
     Applied Industrial Technologies                   22,100              728
     Banta                                             31,000            1,560
     Crane (A)                                         60,600            1,876
     Dollar Thrifty Automotive Group*                  53,800            2,028
     EnPro Industries*                                 39,500            1,102
     GATX (A)                                          77,900            2,911
     Griffon (A)*                                      68,300            1,503
     Harsco                                            30,400            1,953
     IKON Office Solutions                            119,300            1,191
     John H Harland                                    47,500            1,975
     NACCO Industries, Cl A                            13,100            1,521
     Navistar International*                           44,000            1,211
     Ryder System                                      45,100            1,789
     Sourcecorp (A)*                                   72,600            1,652
     Standex International                             37,400            1,011
     Stewart & Stevenson Services                      44,700            1,067
     Timken (A)                                        47,100            1,336
     Toro (A)                                          70,000            2,556
     United Rentals (A)*                              111,900            2,190
     Walter Industries (A)                             61,800            2,822
     Woodward Governor                                 13,700            1,095
     Yellow Roadway (A)*                                6,727              306
     York International                                28,700            1,610
                                                                  ------------
                                                                        43,688
                                                                  ------------

INFORMATION TECHNOLOGY - 9.8%

     Advanced Energy Industries*                      195,100            2,097
     Arris Group*                                     131,500            1,088
     Aspen Technology (A)*                            157,800              955
     Atari (A)*                                       403,900              525
     Black Box                                         25,220            1,012
     Brightpoint*                                      28,650              619
     CommScope*                                        65,600            1,281
     DocuCorp International*                          101,296              632
     Earthlink (A)*                                   281,600            3,100
     Gerber Scientific*                                73,200              579
     Lightbridge*                                      62,400              505
     McData, Cl A*                                    465,100            2,237
     Methode Electronics                               59,500              610
     Photronics (A)*                                  118,500            2,133
     Quantum*                                          70,100              212
     Sybase (A)*                                      113,900            2,534
     Tidel Technologies*                               35,993                9
     United Online                                    150,700            2,021
     Western Digital*                                 114,200            1,382
                                                                  ------------
                                                                        23,531
                                                                  ------------

MATERIALS - 6.4%

     Albemarle                                         22,000              772
     FMC*                                              57,200            3,114
     Glatfelter                                        87,600            1,190
     Greif, Cl A (A)                                   47,900            2,922

------------------------------------------------------------------------------
Description                                    Shares/Par (000)   Value (000)
------------------------------------------------------------------------------

COMMON STOCK - (CONTINUED)

MATERIALS - (CONTINUED)

     HB Fuller (A)                                     42,600     $      1,277
     OM Group*                                         59,000              943
     Quanex                                            43,950            2,545
     Schulman A                                        63,000            1,286
     Wellman                                          177,700            1,162
                                                                  ------------
                                                                        15,211
                                                                  ------------

TELECOMMUNICATION - 1.0%

     Commonwealth Telephone Enterprises                64,300            2,308
                                                                  ------------

UTILITIES - 3.4%

     Avista                                            61,900            1,085
     Duquesne Light Holdings (A)                      103,200            1,722
     Nicor (A)                                         42,900            1,682
     PNM Resources                                     46,050            1,167
     UIL Holdings                                      17,900              886
     Unisource Energy                                  52,600            1,682
                                                                  ------------
                                                                         8,224
                                                                  ------------
   TOTAL COMMON STOCK (Cost $185,989)                                  231,135
                                                                  ------------


MASTER NOTES - 9.4%

   Bank of America (B)
     4.143%, 11/01/05                            $      7,500            7,500
   Bear Stearns (B)
     4.183%, 11/01/05                                  10,000           10,000
   JPMorgan Chase (B)
     4.143%, 11/01/05                                   5,000            5,000
                                                                  ------------
   TOTAL MASTER NOTES (Cost $22,500)                                    22,500
                                                                  ------------

CORPORATE OBLIGATIONS - 6.3%

   General Electric MTN (B) (C)
     4.114%, 03/29/06                                   5,000            5,003
   First Tennessee (B) (C)
     3.830%, 03/21/06                                   2,500            2,500
   Morgan Stanley (B) (C)
     4.000%, 12/01/06                                   2,500            2,500
     4.143%, 02/15/06                                   2,500            2,500
   Sigma Finance (B) (C)
     3.830%, 07/07/06                                   2,500            2,500
                                                                  ------------
   TOTAL CORPORATE OBLIGATIONS (Cost $ 15,003)                          15,003
                                                                  ------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

SMALL CAP VALUE FUND

------------------------------------------------------------------------------
Description                                       Par (000)       Value (000)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 14.9%

   Bank of America
     4.110%, dated 10/31/05, matures on
     11/01/05, repurchase price $15,001,713
     (collateralized by various mortgage
     obligations, ranging in par value
     $300,000 - $6,072,600, 0.000% - 5.500%,
     11/25/19 - 11/25/35, total market
     value $15,750,000)(B)                       $     15,000     $     15,000
   Bear Stearns
     4.163%, dated 10/31/05, matures on
     11/01/05, repurchase price $5,500,636
     (collateralized by a mortgage obligation,
     par value $5,775,000, 0.000%, 12/01/35,
     total market value $5,775,000)(B)                  5,500            5,500
   Deutsche Bank
     3.950%, dated 10/31/05, matures on
     11/01/05, repurchase price $7,674,803
     (collateralized by a U.S. Treasury
     obligation, par value $8,121,000, 4.000%,
     02/15/15, total market value $7,828,316)           7,674            7,674
   Lehman Brothers
     4.133%, dated 10/31/05, matures on
     11/01/05, repurchase price $7,523,621
     (collateralized by various mortgage
     obligations, ranging in par value
     $3,913,404 - $4,472,485, 0.000% - 4.865%,
     04/25/35 - 07/10/39, total market
     value $7,897,977)(B)                               7,523            7,523
                                                                  ------------
   TOTAL REPURCHASE AGREEMENTS (Cost $35,697)                           35,697
                                                                  ------------
TOTAL INVESTMENTS - 127.4% (Cost $259,189) +                           304,335
                                                                  ------------
TOTAL OTHER ASSETS AND LIABILITIES -- (27.4)%                          (65,383)
                                                                  ------------
NET ASSETS -- 100.0%                                              $    238,952
                                                                  ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2005 IS $62,249,560.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2005.

CL -- CLASS

MTN -- MEDIUM TERM NOTE

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+ AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $259,189,088, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $58,374,626 AND $(13,229,102), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

---------------------------------------------------------------------------
Description                                   Par (000)        Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - 98.4%

   Atascadero, Unified School District,
     Measure B, Capital Projects,
     Ser A, COP, MBIA Insured Callable
     08/01/06 @ 102
     5.200%, 08/01/08                      $         1,000    $       1,036
   Berryessa, Unified School District,
     GO, MBIA Insured
     5.375%, 03/01/12                                  460              506
   Brentwood, Unified School District,
     Ser B, GO, FGIC Insured
     Callable 08/01/10 @ 101
     4.850%, 08/01/14                                  410              432
   Burlingame, Elementary School
     District, GO, FSA Insured
     5.250%, 07/15/16                                  795              878
   California State, Department of
     Transportation, Federal Highway
     Grant Anticipation Bonds, Ser A,
     RB, FGIC Insured
     5.000%, 02/01/14                                2,000            2,162
   California State, Department of
     Water Resources Power Supply, Ser
     A, RB, AMBAC Insured
     Callable 05/01/12 @ 101
     5.500%, 05/01/15                                1,225            1,352
   California State, Department of Water
     Resources, Central Valley Project,
     Water System, Ser J-2, RB
     6.000%, 12/01/06                                1,400            1,444
   California State, Department of
     Water Resources, Central Valley
     Project, Water System, Ser Q, RB
     6.000%, 12/01/07                                1,500            1,589
   California State, Department of
     Water Resources, Central Valley
     Project, Water System, Ser W, RB,
     FSA Insured
     5.500%, 12/01/14                                1,315            1,478
   California State, Department of
     Water Resources, Central Valley
     Project, Water System, Ser Z, RB,
     FGIC Insured
     5.000%, 12/01/12                                1,000            1,085
   California State, Educational
     Facilities Authority,
     Loyola-Marymount University, Ser
     A, RB, MBIA Insured
     Callable 10/01/11 @ 101
     4.500%, 10/01/12                                1,560            1,632
   California State, Educational
     Facilities Authority, Stanford
     University, Ser P, RB
     5.250%, 12/01/13                                  800              882
   California State, Educational
     Facilities Authority, Stanford
     University, Ser R, RB
     5.000%, 11/01/11                                  610              659

---------------------------------------------------------------------------
Description                                   Par (000)        Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

   California State, GO
     7.000%, 08/01/07                      $         1,000    $       1,066
     6.250%, 04/01/08                                1,000            1,067
     6.250%, 09/01/08                                  695              749
   California State, GO, FGIC Insured
     4.500%, 09/01/10                                1,000            1,049
   California State, Public Works Board
     Lease, Various University of
     California Projects, Ser A, RB,
     AMBAC Insured
     Callable 12/01/07 @ 102
     5.100%, 12/01/10                                1,000            1,057
   Central Coast, Water Authority,
     Water Project Regional Facilities,
     Ser A, RB, AMBAC Insured Callable
     10/01/06 @ 102
     5.000%, 10/01/07                                2,250            2,333
   Chaffey, Unified High School
     District, GO, FGIC Insured
     5.000%, 08/01/15                                1,000            1,084
   Coast Community College, Coastline
     Community College Center Project,
     COP, MBIA Insured
     Callable 02/01/06 @ 102
     5.500%, 02/01/11                                  640              657
     5.200%, 02/01/08                                  500              513
   Coast Community College, GO, MBIA
     Insured
     5.250%, 08/01/15                                1,000            1,104
   Conejo Valley, Unified School
     District, GO
     5.000%, 08/01/09                                1,250            1,320
   Contra Costa County, Merrithew
     Memorial Hospital Project, COP,
     MBIA Insured
     Callable 11/01/07 @ 102
     5.500%, 11/01/12                                2,160            2,290
     5.200%, 11/01/09                                2,000            2,115
   Contra Costa, Transportation
     Authority, Sales Tax, Ser A,
     ETM, RB
     Callable 12/12/05 @ 100
     6.875%, 03/01/07                                  340              350
   Contra Costa, Transportation
     Authority, Sales Tax, Ser A, RB,
     FGIC Insured
     6.000%, 03/01/09                                1,000            1,087
   Cupertino, Unified School District,
     GO, FSA Insured
     Callable 08/01/11 @ 100
     5.250%, 08/01/13                                  595              643
   East Bay, Municipal Utility
     District, Water System Project,
     RB, MBIA Insured
     Callable 06/01/11 @ 100
     5.250%, 06/01/13                                  500              542
     5.250%, 06/01/14                                1,250            1,349

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

---------------------------------------------------------------------------
Description                                   Par (000)        Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

   Eastern Municipal Water District,
     Ser A, COP, FGIC Insured Callable
     07/01/11 @ 100
     5.375%, 07/01/16                      $         2,500    $       2,707
     5.375%, 07/01/17                                2,410            2,600
     5.250%, 07/01/12                                  300              324
     5.250%, 07/01/13                                1,000            1,080
   El Camino, Community College, GO,
     FSA Insured
     Callable 08/01/15 @ 100
     5.000%, 08/01/16                                1,000            1,076
   Escondido, Unified High School
     District, ETM, GO, MBIA Insured
     Callable 11/01/06 @ 102
     5.600%, 11/01/09                                1,000            1,044
   Escondido, Unified School District,
     Ser A, GO, FGIC Insured
     Callable 09/01/07 @ 102
     5.000%, 09/01/08                                  500              526
   Fallbrook, Unified High School
     District, GO, FGIC Insured
     5.375%, 09/01/12                                  250              276
   Fremont, Unified High School
     District, Ser B, ETM, GO
     5.000%, 09/01/10                                  600              645
   Fresno, Joint Powers Financing
     Authority, Fresno City Hall, RB,
     AMBAC Insured Callable 08/01/10
     @ 100
     4.600%, 08/01/11                                  500              522
   Glendale, Unified School District,
     Ser B, GO, FSA Insured Callable
     09/01/08 @ 101
     4.625%, 09/01/09                                  670              700
   Hollister, Redevelopment Agency,
     Community Development Project, TA,
     AMBAC Insured
     Callable 10/01/07 @ 102
     5.000%, 10/01/08                                  740              778
   Joshua Basin-Hi Desert Financing
     Authority, Water District Project,
     RB, AMBAC Insured
     4.900%, 05/01/09                                  465              493
   Kings River, Conservation District,
     Pine Flat Power, Ser F, RB
     4.625%, 01/01/11                                  500              523
   Livermore-Amador Valley, Water
     Management Authority, Ser A, RB,
     AMBAC Insured
     Callable 08/01/11 @ 100
     5.250%, 08/01/14                                  750              811
     5.000%, 08/01/13                                  400              426
   Los Angeles County, Metropolitan
     Transportation Authority, Sales
     Tax Project, A-1st Ser, Ser B,
     RB, FSA Insured
     5.250%, 07/01/11                                1,550            1,689

---------------------------------------------------------------------------
Description                                   Par (000)        Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

   Los Angeles County, Metropolitan
     Transportation Authority, Sales
     Tax Project, C-2nd Ser, Ser A, RB,
     AMBAC Insured
     5.500%, 07/01/10                      $         1,050    $       1,147
   Los Angeles County, Metropolitan
     Transportation Authority, Sales
     Tax Project, C-2nd Ser, Ser A, RB,
     FGIC Insured
     5.000%, 07/01/10                                2,000            2,142
   Los Angeles, Department of
     Water & Power, Ser A-A-1, RB,
     MBIA Insured
     5.250%, 07/01/10                                1,710            1,850
     5.250%, 07/01/11                                3,485            3,797
   Los Angeles, Department of
     Water & Power, Ser A-A-1,
     RB, MBIA Insured
     Callable 07/01/11 @ 100
     5.250%, 07/01/13                                2,025            2,187
   Los Angeles, Department of
     Water & Power, Ser B, RB,
     MBIA Insured
     5.000%, 07/01/13                                  430              465
   Los Angeles, Los Angeles County
     Public Works, Ser A, RB
     Callable 10/01/07 @ 101
     5.500%, 10/01/08                                1,225            1,292
   Los Angeles, Ser A, GO,
     FGIC Insured
     5.250%, 09/01/09                                  600              644
   Los Angeles, Ser A, GO,
     MBIA Insured
     5.250%, 09/01/11                                  250              273
   Los Angeles, Unified School
     District, GO, MBIA Insured
     5.500%, 07/01/12                                  755              838
   Los Angeles, Unified School
     District, Ser A, GO, FGIC Insured
     6.000%, 07/01/07                                1,300            1,363
     6.000%, 07/01/10                                  850              945
     6.000%, 07/01/11                                1,385            1,558
   Los Angeles, Unified School
     District, Ser D, GO, FGIC Insured
     Prerefunded @ 100 (A)
     5.500%, 07/01/10                                2,000            2,187
   Los Angeles, Unified School
     District, Ser E, GO, MBIA Insured
     Prerefunded @ 100 (A)
     5.500%, 07/01/12                                1,390            1,548
   Los Angeles, Waste Water Systems,
     Ser C, RB,
     MBIA Insured
     5.375%, 06/01/12                                1,145            1,261
   Los Gatos-Saratoga, Joint Unified
     High School, Ser B, GO Prerefunded
     @ 101 (A)
     4.600%, 12/01/10                                  875              932

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

---------------------------------------------------------------------------
Description                                   Par (000)        Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

   M-S-R Public Power Authority,
     San Juan Project, Ser I, RB,
     MBIA Insured
     Callable 07/01/11 @ 100
     5.000%, 07/01/14                      $         2,440    $       2,579
   Menlo Park, Community Development
     Agency, Las Pulgas Community
     Development Project, TA, AMBAC
     Insured
     Callable 06/01/10 @ 102
     4.650%, 06/01/11                                  520              548
   Metropolitan, Water District of
     Southern California, Ser A,
     ETM, RB
     5.250%, 07/01/11                                  380              415
   Metropolitan, Water District of
     Southern California, Ser A, RB
     Callable 07/01/11 @ 101
     5.375%, 07/01/12                                2,185            2,396
   Metropolitan, Water District of
     Southern California, Ser B,
     RB, MBIA Insured
     Callable 07/01/06 @ 102
     5.250%, 07/01/07                                1,080            1,117
   Metropolitan, Water District of
     Southern California, Ser C, RB
     Callable 01/01/07 @ 102
     6.000%, 07/01/07                                1,900            1,988
   Metropolitan, Water District of
     Southern California, Waterworks
     Project, Ser B, GO
     4.000%, 03/01/11                                1,000            1,024
   Mountain View, Shoreline Regional
     Park Community, Ser A, TA, MBIA
     Insured Callable 08/01/06 @ 102
     5.600%, 08/01/10                                  500              519
     5.400%, 08/01/08                                  700              726
   North Orange County,
     Community College District,
     GO, MBIA Insured
     5.000%, 08/01/15                                1,000            1,084
   Norwalk, La Mirada Unified School
     District, Ser A, GO, FGIC Insured
     Prerefunded @ 100 (A)
     5.000%, 08/01/13                                1,800            1,957
   Oak Park, Unified School District,
     GO, MBIA Insured
     5.250%, 05/01/08                                1,250            1,316
   Orange County, Local Transportation
     Authority,
     Measure M, Second Senior,
     Ser A, RB, MBIA Insured
     5.500%, 02/15/08                                2,000            2,107
     5.500%, 02/15/10                                1,200            1,304
     5.500%, 02/15/11                                  250              274
   Paramount, Unified School District,
     GO, FSA Insured
     5.000%, 09/01/15                                1,000            1,085

---------------------------------------------------------------------------
Description                                   Par (000)        Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

   Port Oakland, Ser M, RB, FGIC
     Insured
     Callable 11/01/12 @ 100
     5.250%, 11/01/13                      $         1,000    $       1,087
   Redwood City, Elementary School
     District, GO, FGIC Insured
     5.500%, 08/01/10                                1,140            1,247
     5.500%, 08/01/14                                  900            1,008
   Riverside County, Transportation
     Commission, Sales Tax Revenue, Ser
     A, RB, AMBAC Insured
     5.750%, 06/01/09                                  740              803
   Sacramento, Municipal Utility
     District, Electric, Ser C, ETM,
     RB, FGIC Insured
     Callable 12/12/05 @ 100
     5.750%, 11/15/08                                  570              571
   Sacramento, Municipal Utility
     District, Ser O, RB, MBIA Insured
     5.250%, 08/15/10                                  500              542
   Sacramento, Municipal Utility
     District, Ser P, RB, FSA Insured
     Callable 08/15/11 @ 100
     5.250%, 08/15/13                                1,585            1,723
   Sacramento, Municipal Utility
     District, Ser R, RB, MBIA Insured
     Callable 08/15/13 @ 100
     5.000%, 08/15/16                                1,000            1,063
   San Bernardino County, Community
     College District, GO, FSA Insured
     5.000%, 08/01/15                                1,000            1,084
   San Bernardino County,
     Transportation Authority,
     Ser A, ETM, RB, FGIC Insured
     Callable 12/12/05 @ 100
     6.000%, 03/01/06                                  355              359
   San Bernardino County,
     Transportation Authority, Ser A,
     RB, FSA Insured
     Callable 03/01/08 @ 101
     5.000%, 03/01/09                                1,000            1,052
   San Bernardino County,
     Transportation Authority, Ser A,
     RB, MBIA Insured
     6.250%, 03/01/10                                2,000            2,231
   San Bernardino, Municipal Water
     Department, Sewer Authority, COP,
     FGIC Insured
     4.500%, 02/01/09                                1,025            1,067
   San Bernardino, Municipal Water
     Department, Sewer Authority, COP,
     FGIC Insured
     Callable 02/01/09 @ 101
     5.000%, 02/01/11                                1,130            1,199
   San Diego County, Regional
     Transportation Commission, Second
     Senior, Ser A, RB, AMBAC Insured
     Callable 04/01/06 @ 102
     5.000%, 04/01/08                                1,500            1,542

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

---------------------------------------------------------------------------
Description                                   Par (000)        Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

   San Diego County, Water Authority,
     COP, FGIC Insured
     5.250%, 05/01/16                      $         1,310    $       1,444
   San Diego, Public Facilities
     Financing Authority, RB,
     FGIC Insured
     6.000%, 05/15/07                                2,000            2,091
   San Diego, Public Facilities
     Financing Authority, RB,
     MBIA Insured
     Callable 08/01/12 @ 100
     5.000%, 08/01/14                                1,000            1,066
   San Francisco City & County, Airport
     Commission, International Airport,
     Second Senior, Issue 20, RB, MBIA
     Insured
     Callable 05/01/08 @ 101
     4.250%, 05/01/09                                1,000            1,034
   San Francisco City & County, Public
     Utilities Commission, Water
     Revenue, Ser A, RB, FSA Insured
     5.000%, 11/01/10                                1,000            1,076
     5.000%, 11/01/11                                1,500            1,622
   San Francisco City & County, Public
     Utilities Commission,
     Water Revenue, Ser B, RB,
     MBIA Insured
     Callable 11/01/12 @ 100
     5.000%, 11/01/15                                1,250            1,329
   San Francisco, Bay Area Rapid
     Transit, RB, AMBAC Insured
     Callable 07/01/11 @ 100
     5.250%, 07/01/14                                  300              324
   San Francisco, Bay Area Rapid
     Transit, RB, AMBAC Insured
     Prerefunded @ 100 (A)
     5.250%, 07/01/11                                  850              929
   San Joaquin County,
     Capital Facilities Project,
     COP, MBIA Insured
     4.800%, 11/15/07                                1,000            1,036
   San Joaquin County, Delta Community
     College District, Election 2004,
     Ser A, GO,
     FSA Insured
     4.500%, 08/01/15                                1,000            1,044
   San Jose, Financing Authority,
     Convention Center Project,
     Ser F, RB, MBIA Insured
     4.250%, 09/01/11                                1,765            1,835
   San Jose, Libraries & Parks
     Project, GO
     4.750%, 09/01/09                                1,000            1,052
   San Jose, Redevelopment Agency,
     Merged Area Redevelopment Project,
     ETM, TA, MBIA Insured
     6.000%, 08/01/09                                  500              549

---------------------------------------------------------------------------
Description                                   Par (000)        Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

   San Jose, Redevelopment Agency,
     Merged Area Redevelopment Project,
     TA, AMBAC Insured Callable
     08/01/08 @ 102
     5.000%, 08/01/09                      $         1,500    $       1,589
   San Jose, Redevelopment Agency,
     Merged Area Redevelopment Project,
     TA, MBIA Insured
     6.000%, 08/01/08                                1,410            1,512
     6.000%, 08/01/09                                1,000            1,093
     6.000%, 08/01/10                                  670              743
   San Jose, Unified School District,
     Ser B, GO, MBIA Insured
     Callable 08/01/08 @ 102
     4.000%, 08/01/09                                  800              823
   San Juan, Unified School District,
     GO, FSA Insured
     5.250%, 08/01/10                                1,150            1,246
   San Mateo County, Transit District,
     Ser A, RB, MBIA Insured
     5.250%, 06/01/16                                2,000            2,216
   San Mateo, Unified High School
     District, Ser A, GO, FGIC Insured
     Prerefunded @ 100 (A)
     5.375%, 09/01/11                                2,195            2,416
   San Ramon Valley, Unified School
     District, GO, FSA Insured,
     Callable 08/01/14 @ 100
     5.250%, 08/01/18                                1,000            1,081
   Santa Ana, Community Redevelopment
     Agency, Mainplace Project, Ser E,
     ETM, RB
     6.400%, 12/15/10                                  465              505
   Santa Maria, Joint Unified High
     School District, Ser A, GO,
     FSA Insured
     5.500%, 08/01/15                                  510              573
   Solano County, Community College,
     Ser A, GO, MBIA Insured
     Prerefunded @ 100 (A)
     5.000%, 08/01/13                                1,865            2,028
   South Orange County, Public
     Financing Authority, Foothill
     Area, Ser C, RB, FGIC Insured
     7.500%, 08/15/07                                1,000            1,074
   South Placer, Waste Water Authority,
     Ser A, RB,
     FGIC Insured
     4.500%, 11/01/10                                1,000            1,053
   Southern California, Public Power
     Authority, Ser A, RB, FSA Insured
     5.375%, 01/01/09                                1,610            1,716
   Turlock, Irrigation District, Ser A,
     RB, MBIA Insured
     6.000%, 01/01/08                                1,425            1,511
     6.000%, 01/01/11                                  500              558

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

---------------------------------------------------------------------------
Description                               Par (000)/Shares     Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

   Upland, Community Redevelopment
     Agency, Merged Project, Ser A, TA,
     AMBAC Insured
     Callable 09/01/08 @ 102
     4.200%, 09/01/09                      $           860    $         888
   West Basin, Municipal Water
     District, 1992 Project, Ser A,
     COP, AMBAC Insured
     Callable 08/01/07 @ 101
     5.000%, 08/01/08                                  425              443
   West Hollywood, COP,
     MBIA Insured
     Callable 02/01/08 @ 102
     4.550%, 02/01/09                                  665              692
   Wiseburn, School District, Ser A,
     GO, FGIC Insured
     Prerefunded @ 100 (A)
     4.500%, 08/01/10                                  330              347
                                                              -------------
   TOTAL MUNICIPAL BONDS (Cost $149,952)                            153,714
                                                              -------------

REGULATED INVESTMENT COMPANY - 0.4%

     BlackRock Provident California Tax
        Free Money Market, 2.45% (B)               566,908              567
                                                              -------------
   TOTAL REGULATED INVESTMENT COMPANY (Cost $567)                       567
                                                              -------------
TOTAL INVESTMENTS - 98.8% (Cost $150,519) +                         154,281
                                                              -------------
TOTAL OTHER ASSETS AND LIABILITIES -- 1.2%                            1,947
                                                              -------------
NET ASSETS -- 100.0%                                          $     156,228
                                                              =============

--------------------------------------------------------------------------------

(A)   PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)   RATE SHOWN IS THE 7-DAY YIELD AS OF OCTOBER 31, 2005.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

COP -- CERTIFICATES OF PARTICIPATION

ETM -- ESCROWED TO MATURITY

FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION

FSA -- FINANCIAL SECURITY ASSURANCE

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

RB -- REVENUE BOND

SER -- SERIES

TA -- TAX ALLOCATION

+ AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $150,519,384, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,456,913 AND $(694,912), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

---------------------------------------------------------------------------
Description                                   Par (000)        Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - 97.8%

ARIZONA - 6.6%

   Arizona State, Transportation Board
     & Highway Revenue, Ser A, RB
     Callable 07/01/12 @ 102
     5.250%, 07/01/17                      $         1,000    $       1,091
   Phoenix, GO
     Prerefunded @ 101 (A)
     5.000%, 07/01/09                                2,370            2,526
   Phoenix, Ser A, GO
     6.250%, 07/01/17                                1,000            1,196
   Tempe, Unified High School District,
     Ser B, GO, FGIC Insured
     5.125%, 07/01/07                                1,000            1,032
                                                              -------------
                                                                      5,845
                                                              -------------

CALIFORNIA - 15.3%

   California State, Department of
     Transportation, Federal Highway
     Grant Anticipation Bonds, Ser A,
     RB, FGIC Insured
     5.000%, 02/01/14                                1,000            1,081
   California State, Department of
     Water Resources, Central Valley
     Project, Water System, Ser Z, RB,
     FGIC Insured
     5.000%, 12/01/12                                  500              542
   California State, Department of
     Water Resources, Ser X, RB, FGIC
     Insured
     5.500%, 12/01/15                                  600              677
   California State, Educational
     Facilities Authority,
     Loyola-Marymount University, Ser A,
     RB, MBIA Insured
     Callable 10/01/11 @ 101
     4.500%, 10/01/12                                1,000            1,047
   California State, GO,
     AMBAC Insured
     5.500%, 10/01/09                                2,000            2,169
   California State, GO, FGIC Insured
     5.750%, 02/01/11                                1,100            1,217
   Contra Costa, Water District,
     Ser E, RB, AMBAC Insured
     6.250%, 10/01/12                                1,000            1,108
   East Bay, Municipal Utility
     District, Water System Project, RB,
     MBIA Insured
     Callable 06/01/11 @ 100
     5.250%, 06/01/13                                  800              867
   Eastern Municipal Water District,
     Ser A, COP, FGIC Insured Callable
     07/01/11 @ 100
     5.375%, 07/01/16                                  620              671
   Elsinore Valley, Municipal Water
     District, COP, FGIC Insured
     5.375%, 07/01/18                                  500              556

---------------------------------------------------------------------------
Description                                   Par (000)        Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)

   Los Angeles, Ser A, GO,
     MBIA Insured
     5.250%, 09/01/12                      $           375    $         412
   San Jose, Redevelopment Agency, ETM,
     TA, MBIA Insured
     6.000%, 08/01/15                                  330              387
   San Jose, Redeveopment Agency, TA,
     MBIA Insured
     6.000%, 08/01/15                                  670              771
   San Ramon Valley, Unified School
     District, GO, FSA Insured,
     Callable  08/01/14 @ 100
     5.250%, 08/01/18                                1,670            1,806
   Southern California Public Power
     Authority, Hydroelectric Power,
     Ser A, RB, FSA Insured
     Callable 10/01/11 @ 100
     5.250%, 10/01/12                                  245              265
                                                              -------------
                                                                     13,576
                                                              -------------

COLORADO - 0.4%

   Regional Transportation District,
     Sales Tax, Ser B, RB,
     AMBAC Insured
     5.250%, 11/01/12                                  350              381
                                                              -------------
DELAWARE - 1.5%

   Delaware River & Bay Authority, RB,
     FGIC Insured
     Callable 01/01/06 @ 102
     5.000%, 01/01/07                                1,340            1,371
                                                              -------------
FLORIDA - 2.1%

   Florida State, Board of Education,
     Public Education Capital Outlay,
     Ser A, GO
     5.000%, 06/01/08                                1,300            1,356
   Jacksonville, Local Government,
     Sales Tax Revenue, RB,
     FGIC Insured
     5.500%, 10/01/13                                  500              554
                                                              -------------
                                                                      1,910
                                                              -------------

GEORGIA - 4.3%

   Atlanta, Water & Wastewater Revenue,
     Ser A, RB, FGIC Insured
     5.500%, 11/01/13                                1,000            1,113
   Georgia State, Ser E, GO
     5.250%, 02/01/09                                2,525            2,677
                                                              -------------
                                                                      3,790
                                                              -------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

---------------------------------------------------------------------------
Description                                   Par (000)        Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

HAWAII - 5.0%

   Hawaii County, Ser A, GO,
     FGIC Insured
     Callable 07/15/11 @ 100
     5.500%, 07/15/13                      $           635    $         689
   Hawaii State, Highway Revenue, Ser
     B, RB, FSA Insured
     5.000%, 07/01/15                                1,000            1,078
   Hawaii State, Ser CS, GO,
     MBIA Insured
     5.000%, 04/01/08                                1,000            1,039
   Honolulu City & County, Ser A, GO,
     FSA Insured
     Prerefunded @ 100 (A) (C)
     5.375%, 09/01/11                                1,000            1,094
   Kauai County, Ser A, GO,
     MBIA Insured
     Callable 08/01/11 @ 100
     5.625%, 08/01/13                                  500              546
                                                              -------------
                                                                      4,446
                                                              -------------

ILLINOIS - 6.7%

   Chicago, O'Hare International
     Airport, 2nd Lien, Ser C, RB, MBIA
     Insured
     5.000%, 01/01/08                                1,000            1,034
     5.000%, 01/01/10                                1,000            1,056
   Cook County, Ser A, GO,
     FGIC Insured
     Callable 11/15/08 @ 101
     4.500%, 11/15/09                                1,000            1,039
   Du Page & Will Counties, Community
     School District,
     Ser B, GO, FGIC Insured
     5.000%, 12/30/07                                2,700            2,799
                                                              -------------
                                                                      5,928
                                                              -------------

MASSACHUSETTS - 4.8%

   Massachusetts State, Consolidated
     Loan, Ser A, GO, AMBAC Insured
     Prerefunded @ 101 (A)
     5.000%, 03/01/07                                1,000            1,034
   Massachusetts State, Consolidated
     Loan, Ser C, GO
     5.250%, 08/01/08                                1,000            1,049
   Massachusetts State, School Building
     Authority, Ser A, RB,
     FSA Insured (B)
     5.000%, 08/15/14                                1,000            1,078
   Massachusetts State, Water Resources
     Authority, Ser A, RB, MBIA Insured
     5.250%, 08/01/16                                1,000            1,099
                                                              -------------
                                                                      4,260
                                                              -------------

---------------------------------------------------------------------------
Description                                   Par (000)        Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

MICHIGAN - 2.3%

   Huron Valley, School District,
     GO, FGIC Insured
     4.350%, 05/01/08                      $         1,000    $       1,026
   Michigan State, GO
     Callable 12/12/05 @ 102
     5.125%, 12/01/06                                1,000            1,020
                                                              -------------
                                                                      2,046
                                                              -------------

MISSOURI - 0.9%

   Kansas City, Streetlight Project,
     Ser B, GO
     Callable 02/01/07 @ 101
     6.000%, 02/01/08                                  750              782
                                                              -------------
NEBRASKA - 1.1%

   Omaha Public Power District,
     Electric Revenue, Ser D, RB
     5.000%, 02/01/07                                1,000            1,021
                                                              -------------
NEVADA - 1.6%

   Clark County, School District,
     Ser A, GO, FSA Insured
     Callable 12/15/12 @ 103
     5.500%, 06/15/16                                  500              559
   Las Vegas, Water District Revenue,
     Ser B, GO, MBIA Insured
     Callable 12/01/12 @ 100
     5.250%, 06/01/14                                  300              325
   Nevada State, Capital Improvements,
     Ser A, GO,
     MBIA Insured
     Callable 05/01/12 @ 100
     5.000%, 11/01/16                                  500              528
                                                              -------------
                                                                      1,412
                                                              -------------

NEW JERSEY - 2.5%

   New Jersey State, Ser L, GO, AMBAC
     Insured
     5.250%, 07/15/16                                1,000            1,099
   New Jersey State, Transportation
     Trust Fund Authority, Ser C, RB,
     MBIA Insured
     5.250%, 06/15/15                                1,000            1,087
                                                              -------------
                                                                      2,186
                                                              -------------

NEW YORK - 3.6%

   New York State Thruway Authority,
     Highway & Board, Ser A,
     RB, MBIA Insured
     Callable 04/01/14 @ 100
     5.000%, 04/01/18                                1,000            1,061

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

---------------------------------------------------------------------------
Description                                   Par (000)        Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

NEW YORK - (CONTINUED)

   New York State Thruway Authority,
     Highway & Board, Ser B, ETM, RB,
     FGIC Insured
     5.000%, 04/01/08                      $         1,000    $       1,043
   New York State, Ser M, GO,
     FSA Insured
     5.000%, 04/01/15                                1,000            1,069
                                                              -------------
                                                                      3,173
                                                              -------------

OREGON - 9.3%

   Chemeketa, Community College
     District, ETM, GO, FGIC Insured
     5.500%, 06/01/12                                1,060            1,171
   Jackson County, Juvenile Services
     Center, GO, FSA Insured
     5.000%, 06/01/10                                1,000            1,064
   McMinnville, School District No. 40,
     GO, FSA Insured
     5.000%, 06/15/11                                1,620            1,732
   Portland, Sewer Systems, Ser A, RB,
     FGIC Insured
     Callable 06/01/07 @ 100
     5.000%, 06/01/08                                1,000            1,028
   Washington County, School District
     Authority, No. 15, GO,
     FSA Insured
     5.000%, 06/15/14                                1,000            1,077
   Washington, Multnomah & Yamhill
     Counties, School District
     Authority, GO, MBIA Insured
     5.000%, 06/01/11                                1,000            1,069
   Yamhill County, School District
     Authority, No. 29J, GO,
     FGIC Insured
     5.250%, 06/15/16                                1,000            1,100
                                                              -------------
                                                                      8,241
                                                              -------------

PENNSYLVANIA - 2.7%

   Pennsylvania State, First Ser, GO,
     MBIA Insured
     5.000%, 06/01/09                                1,100            1,161
   Pennsylvania State, Second Ser, GO
     5.250%, 10/01/09                                1,155            1,232
                                                              -------------
                                                                      2,393
                                                              -------------

TENNESSEE - 1.2%

   Johnson City, Water & Sewer System,
     GO, FGIC Insured
     5.250%, 06/01/08                                1,000            1,049
                                                              -------------

---------------------------------------------------------------------------
Description                                   Par (000)        Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TEXAS - 3.4%

   Houston, Texas Utility System
     Revenue, First Lien, Ser A, RB,
     FSA Insured
     5.250%, 11/15/17                      $         1,000    $       1,099
   Houston, Water & Sewer System
     Revenue, Junior Lien, Ser A,
     RB, FSA Insured
     Prerefunded @ 100 (A)
     5.250%, 12/01/11                                  680              738
   Texas State, University Systems,
     Revenue Financing System,
     RB, FSA Insured
     Prerefunded @ 100 (A)
     4.800%, 03/15/10                                1,170            1,233
                                                              -------------
                                                                      3,070
                                                              -------------

UTAH - 1.8%

   Utah State, Board Regents Auxiliary
     & Campus Facilities Revenue,
     Ser A, RB, MBIA Insured
     Callable 04/01/15 @ 100 (B)
     5.000%, 04/01/17                                1,500            1,594
                                                              -------------
VIRGINIA - 1.1%

   Virginia State, Northern Virginia
     Transportation Board, Ser A, RB
     Callable 05/15/06 @ 101
     5.000%, 05/15/08                                1,000            1,019
                                                              -------------
WASHINGTON - 15.9%

   CDP--King County III, Lease Revenue
     Authority, King Street Center
     Project, RB, MBIA Insured Callable
     06/01/07 @ 101
     5.000%, 06/01/09                                1,000            1,038
   King & Snohomish Counties,
     School District Authority, GO,
     FGIC Insured
     Callable 12/01/07 @ 100
     5.250%, 12/01/09                                1,125            1,169
   King & Snohomish Counties,
     School District Authority, GO,
     FGIC Insured
     Prerefunded @ 100 (A)
     5.250%, 12/01/07                                1,610            1,676
   King County, School District No.
     408, GO, AMBAC Insured
     6.000%, 12/01/08                                1,000            1,075
   King County, School District No.
     410, GO, FGIC Insured
     5.500%, 12/01/10                                1,285            1,339
   Pierce County, GO, AMBAC Insured
     Callable 08/01/15 @ 100
     5.125%, 08/01/16                                1,375            1,483

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

---------------------------------------------------------------------------
Description                               Par (000)/Shares     Value (000)
---------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

WASHINGTON - (CONTINUED)

   Port of Seattle, Ser A, RB,
     FGIC Insured
     6.000%, 10/01/06                      $         1,000    $       1,026
   Seattle, Limited Tax, Ser B, GO
     5.500%, 03/01/11                                2,000            2,176
   Seattle, Municipal Light &
     Power Revenue Authority,
     Ser B, RB, MBIA Insured
     Callable 06/01/08 @ 101
     4.750%, 06/01/09                                1,000            1,039
   Skagit County, School District No.
     103, GO, FGIC Insured
     6.250%, 12/01/06                                1,000            1,034
     6.250%, 12/01/07                                1,000            1,061
                                                              -------------
                                                                     14,116
                                                              -------------

WISCONSIN - 3.7%

   Milwaukee, Metropolitan Sewage
     District, Ser A, GO
     5.500%, 10/01/08                                2,000            2,116
   Wisconsin State, Ser 2, GO
     5.125%, 11/01/08                                1,125            1,181
                                                              -------------
                                                                      3,297
                                                              -------------
   TOTAL MUNICIPAL BONDS (Cost $85,013)                              86,906
                                                              -------------

REGULATED INVESTMENT COMPANY - 1.0%

     BlackRock Provident California Tax
        Free Money Market, 2.45% (D)               908,297              908
                                                              -------------
   TOTAL REGULATED INVESTMENT COMPANY (Cost $908)                       908
                                                              -------------
TOTAL INVESTMENTS - 98.8% (Cost $85,921) +                           87,814
                                                              -------------
TOTAL OTHER ASSETS AND LIABILITIES -- 1.2%                            1,037
                                                              -------------
NET ASSETS -- 100.0%                                          $      88,851
                                                              =============

---------------------------------------------------------------------------

(A)   PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)   SECURITY PURCHASED ON A WHEN-ISSUED BASIS.

(C)   SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR WHEN-ISSUED SECURITIES.

(D)   RATE SHOWN IS THE 7-DAY YIELD AS OF OCTOBER 31, 2005.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

CDP -- CENSUS DESIGNATED PLACE

COP -- CERTIFICATES OF PARTICIPATION

ETM -- ESCROWED TO MATURITY

FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION

FSA -- FINANCIAL SECURITY ASSURANCE

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

RB -- REVENUE BOND

SER -- SERIES

TA -- TAX ALLOCATION

+ AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $85,921,264, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,311,345 AND $(418,778), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                           WWW.HIGHMARKFUNDS.COM

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

BOND FUND

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 48.0%

CONSUMER DISCRETIONARY - 8.2%

   Hertz
     6.625%, 05/15/08                     $          8,200  $         8,384
   News America Holdings
     7.750%, 02/01/24                                1,000            1,114
   Staples
     7.125%, 08/15/07                                4,000            4,145
   TCI Communications
     6.875%, 02/15/06                                5,000            5,025
   Time Warner
     7.480%, 01/15/08                                7,100            7,437
   Time Warner Entertainment
     8.375%, 03/15/23                                5,000            5,877
   Walt Disney MTN
     5.620%, 12/01/08                                6,500            6,476
                                                            ---------------
                                                                     38,458
                                                            ---------------

CONSUMER STAPLES - 0.6%

   Safeway
     7.500%, 09/15/09                                2,468            2,628
                                                            ---------------

ENERGY - 2.6%

   ConocoPhillips
     7.125%, 03/15/28                                3,000            3,146
   El Paso CGP
     9.625%, 05/15/12                                2,000            2,200
   Pemex Project
     9.125%, 10/13/10                                5,000            5,743
   Union Oil of California
     9.125%, 02/15/06                                1,000            1,010
                                                            ---------------
                                                                     12,099
                                                            ---------------

FINANCIALS - 15.7%

   Associates
     6.950%, 11/01/18                                4,000            4,570
   Bank of America
     5.250%, 02/01/07                                5,600            5,632
   Bank One
     6.000%, 08/01/08                                  500              514
   Bear Stearns MTN (B) (C)
     4.161%, 01/12/06                                5,000            5,005
   First Tennessee (B) (C)
     3.830%, 03/21/06                                5,000            5,000
   FleetBoston Financial
     7.125%, 04/15/06                                  500              506
   GE Global Insurance
     7.750%, 06/15/30                                5,000            5,431
   HSBC Bank USA
     3.875%, 09/15/09                                4,200            4,041
   John Hancock Financial Services
     5.625%, 12/01/08                                5,000            5,104
   Mellon Bank
     7.000%, 03/15/06                                4,945            4,988
   Morgan Stanley
     6.750%, 04/15/11                                5,500            5,898
   Morgan Stanley (B) (C)
     4.143%, 02/15/06                                5,000            5,000

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

CORPORATE OBLIGATIONS - (CONTINUED)

FINANCIALS - (CONTINUED)

   Popular
     6.750%, 12/15/05                     $          2,000  $         2,005
   Sigma Finance (B) (C)
     3.830%, 07/07/06                                5,000            5,000
   U.S. Bancorp
     6.875%, 09/15/07                                7,500            7,781
   Wells Fargo Capital I
     7.960%, 12/15/26                                1,000            1,065
   Wells Fargo MTN, Ser J
     6.550%, 12/01/06                                5,600            5,698
                                                            ---------------
                                                                     73,238
                                                            ---------------

FOREIGN GOVERNMENTS - 0.6%

   Hydro Quebec, Ser IO
     8.050%, 07/07/24                                1,125            1,490
   Province of Saskatchewan
     9.375%, 12/15/20                                1,000            1,429
                                                            ---------------
                                                                      2,919
                                                            ---------------

HEALTH CARE - 1.1%

   HCA
     7.875%, 02/01/11                                5,000            5,313
                                                            ---------------

INDUSTRIALS - 7.6%

   Continental Airlines, Ser 98-1B
     6.748%, 03/15/17                                2,827            2,445
   General Electric
     5.000%, 02/01/13                                5,000            4,958
   General Motors, Ser 91-A2
     8.950%, 07/02/09                                1,389            1,327
   McDonnell Douglas
     6.875%, 11/01/06                                4,125            4,197
   Raytheon
     6.150%, 11/01/08                                4,950            5,111
   Tyco International
     7.200%, 10/15/08                                9,000            9,495
   Waste Management
     7.000%, 10/15/06                                7,800            7,937
                                                            ---------------
                                                                     35,470
                                                            ---------------

INFORMATION TECHNOLOGY - 1.2%

   International Business Machines
     6.500%, 01/15/28                                5,000            5,519
                                                            ---------------

MATERIALS - 0.3%

   Potash
     7.125%, 06/15/07                                1,500            1,549
                                                            ---------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

BOND FUND

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

CORPORATE OBLIGATIONS - (CONTINUED)

REAL ESTATE INVESTMENT TRUST - 2.4%

   Boston Properties
     5.000%, 06/01/15                     $          5,500  $         5,285
   EOP Operating (A)
     6.800%, 01/15/09                                5,500            5,761
                                                            ---------------
                                                                     11,046
                                                            ---------------

TELECOMMUNICATION - 2.0%

   Bell Atlantic of Maryland
     8.000%, 10/15/29                                2,980            3,341
   New England Telephone & Telegraph
     7.875%, 11/15/29                                5,625            6,190
                                                            ---------------
                                                                      9,531
                                                            ---------------

UTILITIES - 5.7%

   Arkansas Electric Cooperative
     7.330%, 06/30/08                                2,224            2,288
   Baltimore Gas & Electric MTN, Ser G
     5.780%, 10/01/08                                4,000            4,080
   Consolidated Edison of New York, Ser G
     7.000%, 03/01/29                                1,250            1,303
   FPL Group Capital
     7.625%, 09/15/06                                5,000            5,118
   Kinder Morgan
     7.250%, 03/01/28                                5,600            6,209
   Oklahoma Gas & Electric
     6.650%, 07/15/27                                2,500            2,747
   Virginia Electric & Power, Ser A
     4.750%, 03/01/13                                5,000            4,832
                                                            ---------------
                                                                     26,577
                                                            ---------------
   TOTAL CORPORATE OBLIGATIONS (Cost $218,881)                      224,347
                                                            ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 32.1%

FHLMC
     6.500%, 11/01/09                                1,521            1,560
     6.000%, 10/01/09                                1,971            2,005
     6.000%, 06/01/13                                2,206            2,253
     6.000%, 09/01/13                                1,987            2,030
     6.000%, 09/01/17                                4,821            4,927
     6.000%, 11/01/17                                1,347            1,377
     5.500%, 03/01/17                                1,275            1,284
     4.000%, 04/01/18                                5,978            5,661
     4.000%, 06/01/19                               13,137           12,430
FHLMC, CMO REMIC, Ser 1531, Cl H
     6.000%, 04/15/08                                  303              303
FHLMC, CMO REMIC, Ser 1666, Cl J
     6.250%, 01/15/24                                2,000            2,066
FHLMC, CMO REMIC, Ser 2663, Cl QK
     3.500%, 04/15/17                                6,033            5,988
FNMA
     8.500%, 05/01/25                                   45               49
     8.000%, 08/01/24                                    8                8
     8.000%, 09/01/24                                    1                1

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
(CONTINUED)

FNMA--(continued)
     8.000%, 07/01/26                     $             57  $            61
     8.000%, 06/01/30                                   45               48
     7.500%, 12/01/26                                  357              378
     7.000%, 02/01/09                                  732              746
     7.000%, 12/01/10                                1,582            1,626
     7.000%, 05/01/30                                   90               94
     6.500%, 12/01/07                                  128              130
     6.500%, 04/01/14                                1,225            1,266
     6.500%, 03/01/24                                   88               91
     6.500%, 01/01/26                                  107              111
     6.500%, 05/01/26                                   72               75
     6.500%, 01/01/28                                   41               42
     6.500%, 03/01/28                                   42               43
     6.500%, 04/01/28                                  353              364
     6.500%, 01/01/29                                1,285            1,324
     6.500%, 06/01/29                                1,505            1,551
     6.500%, 07/01/29                                  708              729
     6.500%, 08/01/29                                  329              339
     6.500%, 05/01/30                                  963              992
     6.000%, 05/01/09                                   53               54
     6.000%, 09/01/10                                  172              175
     6.000%, 05/01/11                                  125              128
     6.000%, 01/01/12                                  102              104
     6.000%, 03/01/13                                  240              246
     6.000%, 08/01/14                                5,821            5,956
     6.000%, 10/01/16                                1,660            1,698
     6.000%, 11/01/17                                3,772            3,860
     6.000%, 12/01/27                                  135              136
     6.000%, 07/01/28                                  660              667
     6.000%, 08/01/28                                  181              183
     6.000%, 10/01/28                                  412              417
     6.000%, 12/01/28                                3,278            3,316
     5.500%, 01/01/17                                  827              833
     5.500%, 02/01/17                                  556              560
     5.500%, 12/01/17                                4,263            4,294
     5.500%, 04/01/35                                4,702            4,640
     5.000%, 01/01/09                                1,471            1,453
     5.000%, 11/01/17                                5,309            5,243
     5.000%, 02/01/18                                5,689            5,616
     5.000%, 03/01/34                                2,292            2,214
     5.000%, 08/01/34                                4,855            4,682
     4.500%, 04/01/18                               29,965           29,027
     4.500%, 07/01/20                                9,990            9,668
FNMA, CMO REMIC, Ser 1993-140, Cl H
     6.500%, 03/25/13                                  224              224
FNMA, CMO REMIC, Ser 2003-25, Cl CD
     3.500%, 03/25/17                                7,562            7,273
GNMA
     8.000%, 04/15/17                                   42               45
     8.000%, 05/15/17                                   20               22
     8.000%, 11/15/26                                  471              504
     8.000%, 12/15/26                                  167              178
     7.500%, 05/15/23                                  159              169
     7.500%, 01/15/24                                  129              139
     7.500%, 02/15/24                                  121              129
     7.500%, 09/15/25                                   27               29
     7.500%, 02/15/27                                   32               33

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

BOND FUND

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)

GNMA--(continued)
     7.500%, 06/15/27                     $             58  $            61
     7.500%, 07/15/27                                   18               19
     7.500%, 08/15/27                                   93               99
     7.000%, 01/15/24                                   56               59
     7.000%, 04/15/24                                   86               91
     6.500%, 06/15/23                                  170              177
     6.500%, 12/15/23                                  142              148
     6.500%, 01/15/24                                   27               28
     6.500%, 02/15/24                                  130              135
     6.500%, 10/15/25                                   63               66
     6.500%, 04/15/26                                  124              129
     6.500%, 01/15/29                                  488              507
     6.500%, 05/15/29                                1,293            1,343
     6.500%, 06/15/29                                   97              101
     6.500%, 11/15/29                                   22               23
     6.000%, 07/15/28                                  180              183
     6.000%, 08/15/28                                  170              173
     6.000%, 09/15/28                                  691              704
                                                            ---------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     OBLIGATIONS (Cost $151,862)                                    149,913
                                                            ---------------

U.S. TREASURY OBLIGATIONS - 14.1%

U.S. Treasury Bonds (A)
     8.750%, 08/15/20                                3,300            4,669
     8.125%, 08/15/19                               12,500           16,693
     7.250%, 05/15/16                               16,100           19,539
     7.125%, 02/15/23                                4,000            5,068
   U.S. Treasury Inflation Index Note (A)
     3.000%, 07/15/12                               18,567           19,852
                                                            ---------------
   TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,463)                    65,821
                                                            ---------------

MASTER NOTES - 6.4%

   Bank of America (B)
     4.143%, 11/01/05                               20,000           20,000
   Bear Stearns (B)
     4.183%, 11/01/05                                7,500            7,500
   JPMorgan Chase (B)
     4.143%, 11/01/05                                2,500            2,500
                                                            ---------------
   TOTAL MASTER NOTES (Cost $30,000)                                 30,000
                                                            ---------------

---------------------------------------------------------------------------
Description                               Par (000)/Shares    Value (000)
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 4.1%

   MBNA Master Credit Card Trust, Ser
     2000-L, Cl A
     6.500%, 04/15/10                     $          7,000  $         7,253
   MBNA Master Credit Card Trust, Ser
     2005-A7, Cl A7
     4.300%, 02/15/11                                5,500            5,428
   Pacific Gas,
      Ser 1997-1, Cl A7
     6.420%, 09/25/08                                2,726            2,750
   USAA Auto Owner Trust,
      Ser 2004-1, Cl A3
     2.060%, 04/15/08                                3,867            3,819
                                                            ---------------
   TOTAL ASSET-BACKED SECURITIES (Cost $19,086)                      19,250
                                                            ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.1%

   FNMA
     6.375%, 06/15/09                                8,000            8,441
     5.000%, 01/15/07                                1,500            1,507
                                                            ---------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $9,377)                                                    9,948
                                                            ---------------

COMMON STOCK - 0.0%

RETAIL - 0.0%

     Kmart Holding Corporation
       (Escrow Shares) *                        10,000,000               --
                                                            ---------------
   TOTAL COMMON STOCK (Cost $ --)                                        --
                                                            ---------------

REPURCHASE AGREEMENTS - 7.0%

   Bear Stearns
     4.163%, dated 10/31/05, matures
     on 11/01/05, repurchase price
     $10,001,156 (collateralized by a
     mortgage obligation, par value
     $10,500,000, 0.000%, 12/02/35,
     total market value$10,500,000)(B)    $         10,000           10,000
   Deutsche Bank
     3.950%, dated 10/31/05, matures
     on 11/01/05, repurchase price
     $14,619,594 (collateralized by
     various U.S. Treasury obligations,
     ranging in par value $1,339,000 -
     $10,649,000, 6.250% - 6.875%,
     02/15/07 - 08/15/25, total market
     value $14,910,351)                             14,618           14,618

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

BOND FUND

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

REPURCHASE AGREEMENTS - (CONTINUED)

   Lehman Brothers
     4.133%, dated 10/31/05, matures
     on 11/01/05, repurchase price
     $8,182,307 (collateralized by
     various mortgage obligations,
     ranging in par value $4,256,019 -
     $4,864,047, 0.000% - 4.865%,
     04/25/35 - 07/10/39, total market
     value $8,589,438)(B)                 $          8,181  $         8,181
                                                            ---------------
   TOTAL REPURCHASE AGREEMENTS (Cost $32,799)                        32,799
                                                            ---------------
TOTAL INVESTMENTS - 113.8% (Cost $521,468) +                        532,078
                                                            ---------------
TOTAL OTHER ASSETS AND LIABILITIES -- (13.8)%                       (64,610)
                                                            ---------------
NET ASSETS -- 100.0%                                        $       467,468
                                                            ===============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2005 WAS $66,487,142.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2005.

CL -- CLASS

CMO -- COLLATERALIZED MORTGAGE OBLIGATION

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+ AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $521,468,122, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,524,868 AND $(4,915,311), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                           WWW.HIGHMARKFUNDS.COM

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

SHORT TERM BOND FUND

---------------------------------------------------------------------------
Description                                Par (000)          Value (000)
---------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 33.9%

CONSUMER DISCRETIONARY - 3.3%

   Comcast Cable Communication
     6.200%, 11/15/08                     $            300  $           309
   TCI Communications
     6.875%, 02/15/06                                  179              180
   Time Warner Entertainment
     7.250%, 09/01/08                                  300              316
   Walt Disney, Ser B
     6.750%, 03/30/06                                  175              176
                                                            ---------------
                                                                        981
                                                            ---------------

CONSUMER STAPLES - 2.9%

   General Mills
     5.125%, 02/15/07                                  250              250
   Kellogg
     2.875%, 06/01/08                                  295              281
   Safeway
     6.150%, 03/01/06                                  175              176
   Wal-Mart Stores
     5.450%, 08/01/06                                  175              176
                                                            ---------------
                                                                        883
                                                            ---------------

FINANCIALS - 17.1%

   American General Finance
     MTN, Ser G
     5.750%, 03/15/07                                  250              252
   Cigna
     6.375%, 01/15/06                                  175              176
   CIT Group
     4.000%, 05/08/08                                  300              294
   Citigroup
     5.750%, 05/10/06                                  175              176
   FleetBoston Financial
     4.875%, 12/01/06                                  250              250
   General Electric Capital
     MTN, Ser A (A)
     4.250%, 01/15/08                                  500              494
   Golden West Financial
     4.125%, 08/15/07                                  205              203
   HSBC Finance
     6.500%, 01/24/06                                  175              176
   John Deere Capital MTN
     3.375%, 10/01/07                                  300              292
   Lehman Brothers Holdings
     8.500%, 05/01/07                                  250              262
   Mellon Bank
     7.000%, 03/15/06                                  175              177
   Morgan Stanley
     5.800%, 04/01/07                                  250              253

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

CORPORATE OBLIGATIONS - (CONTINUED)

FINANCIALS - (CONTINUED)

   Morgan Stanley (B) (C)
     4.143%, 02/15/06                     $          1,000  $         1,000
   SLM MTN, Ser A
     3.500%, 09/30/06                                  215              212
   Toyota Motor Credit MTN
     5.650%, 01/15/07                                  250              252
   U.S. Bancorp
     6.875%, 09/15/07                                  227              236
   Wachovia
     4.950%, 11/01/06                                  200              200
   Wells Fargo
     5.125%, 02/15/07                                  250              250
                                                            ---------------
                                                                      5,155
                                                            ---------------

HEALTH CARE - 0.5%

   Merck
     5.250%, 07/01/06                                  160              160
                                                            ---------------

INDUSTRIALS - 2.7%

   McDonnell Douglas
     6.875%, 11/01/06                                  200              203
   Raytheon
     6.750%, 08/15/07                                  250              257
   Union Pacific
     6.400%, 02/01/06                                  166              167
   Waste Management
     7.000%, 10/15/06                                  175              178
                                                            ---------------
                                                                        805
                                                            ---------------

INFORMATION TECHNOLOGY - 1.7%

   Hewlett-Packard
     5.500%, 07/01/07                                  250              253
   International Business Machines
     6.450%, 08/01/07                                  250              257
                                                            ---------------
                                                                        510
                                                            ---------------

REAL ESTATE INVESTMENT TRUST - 1.0%

   EOP Operating
     7.750%, 11/15/07                                  300              316
                                                            ---------------

TELECOMMUNICATION - 1.4%

   AT&T
     7.750%, 03/01/07                                  250              258
   SBC Communications
     5.750%, 05/02/06                                  175              176
                                                            ---------------
                                                                        434
                                                            ---------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

SHORT TERM BOND FUND

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

CORPORATE OBLIGATIONS - (CONTINUED)

UTILITIES - 3.3%

   Consolidated Edison of New York
     6.250%, 02/01/08                     $            300  $           308
   FPL Group Capital
     7.625%, 09/15/06                                  200              205
   Ohio Edison
     4.000%, 05/01/08                                  300              292
   Virginia Electric & Power, Ser A
     5.750%, 03/31/06                                  175              176
                                                            ---------------
                                                                        981
                                                            ---------------
   TOTAL CORPORATE OBLIGATIONS (Cost $10,333)                        10,225
                                                            ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.7%

FHLMC
     6.000%, 01/01/13                                  178              182
     6.000%, 09/01/13                                  100              102
     6.000%, 10/01/16                                  419              428
     5.500%, 03/01/17                                  403              406
     5.500%, 12/01/17                                   40               41
     5.500%, 02/01/18                                  412              415
     5.500%, 11/01/18                                   36               36
     5.000%, 10/01/18                                  503              496
FHLMC, CMO REMIC, Ser 2722, Cl PA
     4.000%, 02/15/21                                  530              524
FHLMC, CMO REMIC, Ser 2743, Cl NL
     3.000%, 05/15/23                                  748              729
FNMA
     8.000%, 06/01/30                                   14               15
     8.000%, 11/01/30                                    8                9
     6.500%, 06/01/16                                   69               71
     6.500%, 11/01/16                                  130              134
     6.500%, 02/01/17                                   54               56
     6.500%, 04/01/17                                  185              191
     6.000%, 06/01/16                                   88               90
     5.500%, 12/01/16                                  175              176
     5.500%, 09/01/17                                  290              292
     5.500%, 10/01/17                                  250              252
     5.500%, 11/01/17                                  129              130
     5.500%, 12/01/17                                  224              225
     5.500%, 02/01/18                                   29               29
     5.500%, 04/01/18                                   61               61
     5.500%, 10/01/18                                   80               81
     5.000%, 07/01/14                                  158              157
     5.000%, 05/01/18                                   67               66
     5.000%, 06/01/18                                  252              248
                                                            ---------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     OBLIGATIONS (Cost $5,748)                                        5,642
                                                            ---------------

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.5%

   FHLMC
     6.375%, 08/01/11                     $            100  $           100
     3.500%, 09/15/07                                1,000              980
   FHLMC (A)
     5.500%, 07/15/06                                  750              756
   FNMA
     6.220%, 03/13/06                                  250              252
     5.000%, 01/15/07                                1,500            1,507
     2.125%, 04/15/06                                  500              495
   FNMA (A)
     3.875%, 07/15/08                                1,000              980
     3.250%, 11/15/07                                  500              487
                                                            ---------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $5,623)                                                    5,557
                                                            ---------------

U.S. TREASURY OBLIGATIONS - 15.7%

   U.S. Treasury Inflation Index Note (A)
     3.875%, 01/15/09                                1,197            1,282
   U.S. Treasury Notes (A)
     6.125%, 08/15/07                                  500              515
     3.000%, 11/15/07                                1,000              973
     2.625%, 11/15/06                                1,000              982
     2.375%, 08/31/06                                1,000              984
                                                            ---------------
   TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,808)                      4,736
                                                            ---------------

ASSET-BACKED SECURITIES - 14.2%

   American Express Credit Account
     Master Trust, Ser 2003-4, Cl A
     1.690%, 01/15/09                                  500              491
   Citibank Credit Card Issuance
     Trust, Ser 2001-A6, Cl A6
     5.650%, 06/16/08                                  500              503
   Citibank Credit Card Issuance
     Trust, Ser 2002-A1, Cl A1
     4.950%, 02/09/09                                  275              276
   Citibank Credit Card Issuance
     Trust, Ser 2004-A4, Cl A4
     3.200%, 08/24/09                                  200              195
   Comed Transitional Funding
     Trust, Ser 1998-1, Cl A6
     5.630%, 06/25/09                                  391              394
   MBNA Master Credit Card
     Trust, Ser 2000-L, Cl A
     6.500%, 04/15/10                                  500              518
   MBNA Master Credit Card
     Trust, Ser 2001-A1, Cl A1
     5.750%, 10/15/08                                  325              327

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

SHORT TERM BOND FUND

---------------------------------------------------------------------------
Description                               Par (000)/Shares    Value (000)
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES - (CONTINUED)

   MBNA Master Credit Card
     Trust, Ser 2003-A11, Cl A11
     3.650%, 03/15/11                     $            500  $           484
   Peco Energy Transition Trust,
     Ser 1999-A, Cl A6
     6.050%, 03/01/09                                  160              161
   PG&E Energy Recovery Funding Trust,
     Ser 2005-1, Cl A2
     3.870%, 06/25/11                                  500              492
   TXU Electric Delivery Transition
     Trust, Ser 2004-1, Cl A1
     3.520%, 11/15/11                                  438              428
                                                            ---------------
   TOTAL ASSET-BACKED SECURITIES (Cost $4,329)                        4,269
                                                            ---------------

MASTER NOTE - 3.3%

   Bear Stearns (B)
     4.183%, 11/01/05                                1,000            1,000
                                                            ---------------
   TOTAL MASTER NOTE (Cost $1,000)                                    1,000
                                                            ---------------

REGULATED INVESTMENT COMPANIES - 0.0%

     Dreyfus Cash Management                             5               --
     Fidelity Institutional Money
        Management                                       5               --
                                                            ---------------
   TOTAL REGULATED INVESTMENT COMPANIES (Cost $ --)                      --
                                                            ---------------

REPURCHASE AGREEMENTS - 18.5%

   Bear Stearns
     4.163%, dated 10/31/05, matures
     on 11/01/05, repurchase price
     $1,000,116 (collateralized by a
     mortgage obligation, par value
     $1,050,000, 0.000%, 12/03/35,
     total market value $1,050,000)(B)    $          1,000            1,000
   Deutsche Bank
     3.950%, dated 10/31/05, matures
     on 11/01/05, repurchase price
     $450,140 (collateralized by a U.S.
     Treasury obligation, par value
     $353,000, 12.500%, 08/15/14,
     total market value $460,384)                      450              450
   Lehman Brothers
     4.133%, dated 10/31/05, matures
     on 11/01/05, repurchase price
     $4,088,514 (collateralized by
     various mortgage obligations,
     ranging in par value $2,126,637 -
     $2,430,455, 0.000% - 4.865%,
     04/25/35 - 07/10/39, total market
     value $4,291,949)(B)                            4,088            4,088
                                                            ---------------
   TOTAL REPURCHASE AGREEMENTS (Cost $5,538)                          5,538
                                                            ---------------

---------------------------------------------------------------------------
Description                                                   Value (000)
---------------------------------------------------------------------------

TOTAL INVESTMENTS - 122.8% (Cost $37,379) +                 $        36,967
                                                            ---------------
TOTAL OTHER ASSETS AND LIABILITIES -- (22.8)%                        (6,858)
                                                            ---------------
NET ASSETS -- 100.0%                                        $        30,109
                                                            ===============

--------------------------------------------------------------------------------

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2005 IS $6,946,025.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2005.

CL -- CLASS

CMO -- COLLATERALIZED MORTGAGE OBLIGATION

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+ AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $37,379,091, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $147 AND $(411,729), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                           WWW.HIGHMARKFUNDS.COM

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

100% U.S. TREASURY MONEY MARKET FUND

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

U.S. TREASURY BILLS* - 66.6%

   U.S. Treasury Bills
     3.322%, 11/17/05                       $       43,382   $       43,319
     3.520%, 11/25/05                              131,684          131,382
     3.501%, 12/08/05                               24,408           24,322
     3.611%, 12/22/05                              100,000           99,500
     3.476%, 12/29/05                              100,000           99,453
     3.773%, 01/12/06                              100,000           99,262
     3.838%, 01/19/06                               11,519           11,424
                                                             --------------
   TOTAL U.S. TREASURY BILLS (Cost $508,662)                        508,662
                                                             --------------

U.S. TREASURY NOTE - 32.7%

   U.S. Treasury Note
     5.750%, 11/15/05                              250,000          250,205
                                                             --------------
   TOTAL U.S. TREASURY NOTE (Cost $250,205)                         250,205
                                                             --------------
TOTAL INVESTMENTS - 99.3% (Cost $758,867) +                         758,867
                                                             --------------
TOTAL OTHER ASSETS AND LIABILITIES -- 0.7%                            5,010
                                                             --------------
NET ASSETS -- 100.0%                                         $      763,877
                                                             ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF
      PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                           WWW.HIGHMARKFUNDS.COM

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

U.S. GOVERNMENT MONEY MARKET FUND

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.0%

   FHLB
     2.510%, 11/04/05                       $       25,000   $       25,000
   FHLB (A)
     3.750%, 06/02/06                               25,000           24,990
     3.590%, 08/02/06                               20,000           19,991
   FHLMC
     3.000%, 06/09/06                               12,500           12,416
     3.000%, 06/09/06                                2,500            2,483
   FNMA (A)
     3.968%, 12/29/05                               35,000           34,997
     3.617%, 02/06/06                               20,000           19,996
                                                             --------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $139,873)                                                139,873
                                                             --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - DISCOUNTED * - 7.3%

   FHLB
     3.735%, 11/25/05                               18,085           18,040
   FHLMC
     3.751%, 12/12/05                               25,000           24,895
                                                             --------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
     DISCOUNTED (Cost $42,935)                                       42,935
                                                             --------------

VARIABLE RATE DEMAND NOTES - 7.4%

   California, Milpitas Multi-Family
     Housing Revenue, Crossing, Ser A,
     RB, Guarantee FNMA (A) (B)
     4.050%, 08/15/33                                5,600            5,600
   California, Sacramento County,
     Multi-Family Housing Development
     Authority, Deer Park Apartments, RB,
     Guarantee FNMA (A) (B)
     4.080%, 07/15/35                                1,650            1,650
   California, Simi Valley,
     Multi-Family Housing Revenue,
     Parker Ranch, RB, Guarantee
     FNMA (A) (B)
     4.080%, 07/15/36                                1,950            1,950
   California, Statewide Community
     Development, Palms
     Apartments, Ser C, RB, Guarantee
     FNMA (A) (B)
     4.060%, 05/15/35                                4,855            4,855
   New York City, Multi-Family Housing
     Development Authority, 39th Street
     Housing Development, Ser B, RB,
     Guarantee FNMA (A) (B)
     4.000%, 11/15/31                                1,800            1,800
   New York City, Multi-Family Housing
     Development Authority, Ser B, RB,
     Guarantee FNMA (A) (B)
     3.970%, 08/15/32                                1,400            1,400

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES - (CONTINUED)

   New York City, Multi-Family Housing
     Development Authority, Westport
     Development, Ser B, RB, Guarantee
     FNMA (A) (B)
     3.970%, 06/15/34                       $       14,000   $       14,000
   New York State, Housing Finance
     Agency Revenue, Biltmore
     Tower Housing, Ser B, RB,
     Guarantee FNMA (A) (B)
     4.000%, 05/15/34                                5,250            5,250
   New York State, Housing Finance
     Agency Revenue, South Cove, Ser B,
     RB, Guarantee FHLMC (A) (B)
     4.000%, 11/01/30                                1,800            1,800
   New York State, Housing Finance
     Agency Revenue, Worth Street, Ser
     A, RB, Guarantee FNMA (A) (B)
     3.950%, 05/15/33                                  800              800
   Washington State, Housing Finance
     Authority, Bridgewood Project,
     Ser B, RB, Guarantee FNMA (A) (B)
     4.070%, 09/01/34                                3,850            3,850
                                                             --------------
   TOTAL VARIABLE RATE DEMAND NOTES (Cost $42,955)                   42,955
                                                             --------------

REPURCHASE AGREEMENTS - 61.4%

   Barclays Capital, Inc.
     3.970%, dated 10/31/05, matures
     on 11/01/05, repurchase price
     $28,003,088 (collateralized by a
     U.S. agency obligation, par value
     $29,057,000, 0.00%, 03/27/06,
     total market value $28,560,125)                28,000           28,000
   Countrywide Securities Corp. 4.000%,
     dated 10/31/05, matures on
     11/01/05, repurchase price
     $28,003,111 (collateralized by a
     U.S. agency obligation, par value
     $28,900,000, 3.250%, 07/21/06,
     total market value $28,085,417)                28,000           28,000
   Credit Suisse First Boston LLC
     4.020%, dated 1/31/05, matures on
     11/01/05, repurchase price
     $144,283,192 (collateralized by
     various U.S. agency obligations,
     ranging in par value $22,695,000 -
     $80,000,000, 4.720% - 5.150%,
     03/15/10 - 03/08/15, total market
     value $147,154,518)                           144,267          144,267

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

U.S. GOVERNMENT MONEY MARKET FUND

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

REPURCHASE AGREEMENTS - (CONTINUED)

   Deutsche Bank Securities, Inc.
     3.950%, dated 10/31/05, matures on
     11/01/05, repurchase price
     $74,008,119 (collateralized by
     various U.S. Treasury obligations,
     ranging in par value $402,000 -
     $21,239,000, 5.250% - 11.750%,
     11/15/14 - 11/15/28, total market
     value $75,933,003)                     $       74,000   $       74,000
   Deutsche Bank Securities, Inc.
     4.000%, dated 10/31/05, matures on
     11/01/05, repurchase price
     $28,003,111 (collateralized by a
     U.S. agency obligation, par value
     $29,000,000, 3.250%, 07/31/06,
     total market value $28,284,633)                28,000           28,000
   Goldman Sachs & Co.
     4.000%, dated 10/31/05, matures
     on 11/01/05, repurchase price
     $28,003,111 (collateralized by a
     U.S. agency obligation, par value
     $29,217,000, 2.375%, 02/15/07,
     total market value $28,560,023)                28,000           28,000
   JP Morgan Securities, Inc.
     4.020%, dated 10/31/05, matures on
     11/01/05, repurchase price
     $28,003,127 (collateralized by
     various U.S. agency obligations,
     ranging in par value $6,197,000 -
     $9,720,000, 0.000%, 10/15/12 -
     04/15/24, total market value
     $28,560,615)                                   28,000           28,000
                                                             --------------
   TOTAL REPURCHASE AGREEMENTS (Cost $358,267)                      358,267
                                                             --------------
TOTAL INVESTMENTS - 100.1% (Cost $584,030) +                        584,030
                                                             --------------
TOTAL OTHER ASSETS AND LIABILITIES -- (0.1)%                           (582)
                                                             --------------
NET ASSETS -- 100.0%                                         $      583,448
                                                             ==============

--------------------------------------------------------------------------------

* RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT DATE OF PURCHASE

(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON OCTOBER 31, 2005.

(B) DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

LLC -- LIMITED LIABILITY COMPANY

RB -- REVENUE BOND

SER -- SERIES

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                           WWW.HIGHMARKFUNDS.COM

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

DIVERSIFIED MONEY MARKET FUND

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

COMMERCIAL PAPER - DISCOUNTED * - 53.0%

ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 19.7%

   Amstel Funding Corp. (B)
     3.878%, 12/15/05                       $       75,000   $       74,648
   Bavaria TRR Corp. (B)
     4.006%, 11/07/05                               40,000           39,973
     3.913%, 11/07/05                               45,000           44,971
     4.026%, 11/09/05                               90,000           89,920
     4.034%, 11/21/05                               25,000           24,944
     4.084%, 11/28/05                              100,000           99,695
   Cedar Springs Capital Co. (B)
     3.755%, 11/07/05                               35,372           35,350
     3.755%, 11/10/05                               26,148           26,124
     3.950%, 12/05/05                               46,049           45,878
     3.862%, 12/05/05                               75,000           74,729
   Giro Balanced Funding Corp. (B)
     3.916%, 12/16/05                               95,989           95,523
                                                             --------------
                                                                    651,755
                                                             --------------

ASSET-BACKED SECURITY - GOVERNMENT - 3.9%

   Govco, Inc. (B)
     4.081%, 01/09/06                              129,610          128,606
                                                             --------------

ASSET-BACKED SECURITY - TRADE RECEIVABLES - 20.3%

   Apreco LLC (B)
     3.834%, 11/15/05                               50,000           49,926
     3.867%, 12/15/05                               20,000           19,906
   Atlantic Asset Securitization Corp. (B)
     4.023%, 11/21/05                               35,000           34,922
     3.995%, 11/23/05                               45,166           45,056
     3.908%, 12/19/05                               81,769           81,347
   Compass Securitization LLC (B)
     3.867%, 12/15/05                              100,980          100,507
   CRC Funding LLC (B)
     3.838%, 11/09/05                               80,000           79,932
   Lexington Parker Capital Co. LLC (B)
     3.937%, 11/07/05                               61,125           61,085
     3.745%, 11/07/05                               75,000           74,954
   Ranger Funding Co. LLC (B)
     3.824%, 11/03/05                              107,175          107,152
   Thunder Bay Funding, Inc. (B)
     4.059%, 12/06/05                               17,704           17,635
                                                             --------------
                                                                    672,422
                                                             --------------

BANKING - 9.1%

   Eurohypo AG (B)
     3.955%, 01/19/06                               75,000           74,360

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

COMMERCIAL PAPER - DISCOUNTED * - (CONTINUED)

BANKING - (CONTINUED)

   PB Finance (Delaware), Inc.
     3.796%, 11/21/05                       $       50,000   $       49,896
   Steamboat Funding Corp., Guarantee
     National
     Westminister Bank Plc (B)
     4.035%, 11/07/05                              175,000          174,882
                                                             --------------
                                                                    299,138
                                                             --------------
   TOTAL COMMERCIAL PAPER - DISCOUNTED
     (Cost $1,751,921)                                            1,751,921
                                                             --------------

CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - 13.1%

ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 4.5%

   Liberty Lighthouse U.S. Capital Corp.
     (A) (B)
     3.850%, 06/06/06                              100,000           99,988
   Sigma Finance, Inc. (A) (B)
     4.031%, 12/28/05                               50,000           49,998
                                                             --------------
                                                                    149,986
                                                             --------------

BANKING - 2.7%

   Nationwide Building Society
     (A) (B) (C)
     3.890%, 10/06/06                               40,000           40,000
     4.030%, 10/27/06                               50,000           50,000
                                                             --------------
                                                                     90,000
                                                             --------------

BROKERAGE - 1.5%

   Morgan Stanley & Co. (A) (C)
     4.100%, 11/27/06                               50,000           50,000
                                                             --------------

FINANCIAL SERVICES - 0.9%

   American Express Credit Corp.
     (A) (B) (C)
     4.050%, 11/20/06                               30,000           30,000
                                                             --------------
INSURANCE - 0.9%

   Meridian Funding Co. LLC, Guarantee
     MBIA (A) (B) (C) (D)
     4.190%, 11/28/06                               28,115           28,115
                                                             --------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

DIVERSIFIED MONEY MARKET FUND

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - (CONTINUED)

MULTIPLE INDUSTRY - 2.6%

   General Electric Capital Corp.
     (A) (C)
     4.070%, 11/17/06                       $       24,000   $       24,000
     4.040%, 11/09/06                               60,000           60,000
                                                             --------------
                                                                     84,000
                                                             --------------
   TOTAL CORPORATE OBLIGATIONS (MEDIUM TERM NOTES)
     (Cost $432,101)                                                432,101
                                                             --------------

CERTIFICATES OF DEPOSIT - YANKEE - 8.9%

   Barclays Bank Plc NY
     3.740%, 11/15/05                               43,000           42,995
     3.940%, 12/05/05                              100,000          100,000
   Credit Suisse First Boston NY
     3.840%, 11/21/05                               50,000           50,000
   Credit Suisse First Boston NY (A)
     3.940%, 05/17/06                               50,000           50,000
     3.767%, 05/17/06                               50,000           50,000
                                                             --------------
   TOTAL CERTIFICATES OF DEPOSIT - YANKEE
     (Cost $292,995)                                                292,995
                                                             --------------

COMMERCIAL PAPER - INTEREST BEARING - 6.8%

BANKING - 2.3%

   Eurohypo AG (A) (B)
     3.940%, 05/11/06                               75,000           75,000
                                                             --------------
                                                                     75,000
                                                             --------------

BROKERAGE - 4.5%

   Goldman Sachs Group, Inc.
     (A) (B) (D)
     3.970%, 01/12/06                               30,000           30,000
     3.844%, 01/12/06                               30,000           30,000
     4.256%, 02/27/06                               40,000           40,000
   Morgan Stanley (A) (D)
     4.000%, 03/24/06                               50,000           50,000
                                                             --------------
                                                                    150,000
                                                             --------------
   TOTAL COMMERCIAL PAPER - INTEREST BEARING
     (Cost $225,000)                                                225,000
                                                             --------------

VARIABLE RATE DEMAND NOTES - 6.7%

BANKING - 1.2%

   Alaska State, Four Dam Pool, Ser B,
     RB (A) (E) (F)
     3.980%, 07/01/26                                8,300            8,300

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES - (CONTINUED)

BANKING - (CONTINUED)

   Bernalillo County, New Mexico,
     Industrial Revenue,Tempur
     Production, Ser A, RB (A) (E) (F)
     3.950%, 09/01/30                       $        6,000   $        6,000
   D&I Properties LLC (A) (E) (F)
     4.050%, 11/01/34                                1,265            1,265
   Holland-Sheltair Av Funding
     (A) (E) (F)
     4.050%, 05/01/35                                7,885            7,885
   New Belgium Brewery Co.
     (A) (E) (F)
     4.130%, 07/01/15                                3,005            3,005
   New York State, Housing Finance
     Agency Revenue, Archstone,
     Ser B, RB (A) (E) (F)
     4.000%, 11/01/36                                5,000            5,000
   Stephens & Stephens XI LLC
     (A) (E) (F)
     4.050%, 11/01/34                                2,500            2,500
   Stephens & Stephens XII LLC
     (A) (E) (F)
     4.050%, 01/01/35                                2,700            2,700
   Washington State, Housing Finance
     Community, Multi-Family Housing,
     The Lodge at Eagle Ridge, Ser B,
     RB (A) (E) (F)
     4.070%, 08/01/41                                4,065            4,065
                                                             --------------
                                                                     40,720
                                                             --------------

INSURANCE - 5.5%

   California State, Housing Finance
     Agency, Ser K (A) (E) (F)
     4.000%, 08/01/31                               82,945           82,945
   Florida State, Housing Finance
     Agency Revenue, Affordable
     Housing, Ser A, RB (A) (E) (F)
     4.020%, 01/01/47                               42,000           42,000
   North Carolina State, Education
     Assistance Authority, Student
     Loan, Ser A-5, RB (A) (E) (F)
     4.030%, 09/01/35                                4,350            4,350
   North Carolina State, Education
     Assistance Authority, Student
     Loan, Ser A-6, RB (A) (E) (F)
     4.030%, 09/01/35                                5,000            5,000
   Pasadena, California, Public
     Financing Authority, RB (A) (E) (F)
     4.080%, 06/01/25                               26,100           26,100
   Utah State, Board Regents Student
     Loan Revenue, RB (A) (E) (F)
     4.000%, 11/01/44                               21,900           21,900
                                                             --------------
                                                                    182,295
                                                             --------------
   TOTAL VARIABLE RATE DEMAND NOTES (Cost $223,015)                 223,015
                                                             --------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

DIVERSIFIED MONEY MARKET FUND

---------------------------------------------------------------------------
Description                                  Par (000)        Value (000)
---------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - DOMESTIC - 6.0%

   Citibank N.A.
     3.720%, 11/10/05                       $       50,000   $       50,000
   Wilmington Trust Company
     3.740%, 11/14/05                               50,000           50,000
     3.820%, 11/18/05                              100,000          100,000
                                                             --------------
   TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
     (Cost $200,000)                                                200,000
                                                             --------------

BANK NOTES - 5.2%

   Bank of America N.A.
     3.810%, 11/17/05                              100,000          100,000
   World Savings Bank FSB
     3.880%, 11/16/05                               73,000           73,000
                                                             --------------
   TOTAL BANK NOTES (Cost $173,000)                                 173,000
                                                             --------------

REPURCHASE AGREEMENT - 0.3%

   Deutsche Bank Securities, Inc.
     3.950%, dated 10/31/05, matures on
     11/01/05, repurchase price
     $10,960,345 (collateralized by a
     U.S. Treasury obligation, par
     value $8,012,000, 8.125%,
     05/15/21, total market value
     $11,179,329)                                   10,959   $       10,959
                                                             --------------
   TOTAL REPURCHASE AGREEMENT (Cost $10,959)                         10,959
                                                             --------------
TOTAL INVESTMENTS - 100.0% (Cost $3,308,991) +                    3,308,991
                                                             --------------
TOTAL OTHER ASSETS AND LIABILITIES -- (0.0)%                         (1,283)
                                                             --------------
NET ASSETS -- 100.0%                                         $    3,307,708
                                                             ==============

--------------------------------------------------------------------------------

* RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT DATE OF PURCHASE.

(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON OCTOBER 31, 2005.

(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".

(C) EXTENDABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH PRINCIPAL CAN BE RECOVERED.

(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2005 WAS $178,115,000.

(E) SECURITY IS HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

(F) DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

FSB -- FEDERAL SAVINGS BANK

LLC -- LIMITED LIABILITY COMPANY

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

N.A. -- NORTH AMERICA

NY -- NEW YORK

PLC -- PUBLIC LIABILITY COMPANY

RB -- REVENUE BOND

SER -- SERIES

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                           WWW.HIGHMARKFUNDS.COM

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

CALIFORNIA TAX-FREE MONEY MARKET FUND

-------------------------------------------------------------------
Description                               Par (000)     Value (000)
-------------------------------------------------------------------

MUNICIPAL BONDS - 91.9%

  ABAG, Multi-Family Housing
    Finance Authority,
    Non-Profit, Paragon
    Apartments, Ser A,
    RB, AMT (A) (B) (C)
    2.750%, 03/15/40                     $      4,000   $     4,000
  Berkeley, YMCA, RB (A) (B) (C)
    2.680%, 06/01/23                            7,460         7,460
  California Infrastructure &
    Economic Development, Colburn
    School, Ser A, RB (A) (B) (C)
    2.670%, 08/01/37                            4,000         4,000
  California Infrastructure &
    Economic Development, Colburn
    School, Ser B, RB (A) (B) (C)
    2.670%, 08/01/37                            5,500         5,500
  California Infrastructure &
    Economic Development, J Paul
    Getty, Ser A, RB (A) (B)
    2.250%, 04/01/33                            4,000         4,000
  California Infrastructure &
    Economic Development, J Paul
    Getty, Ser B, RB (A) (B)
    2.250%, 04/01/33                            4,000         4,000
  California Infrastructure &
    Economic Development, J Paul
    Getty, Ser D, RB (A) (B)
    2.250%, 04/01/33                            7,500         7,500
  California Pollution Control
    Financing Authority, Pacific
    Gas & Electric, Ser C, RB (A) (B) (C)
    2.710%, 11/01/26                            3,800         3,800
  California School Cash Reserve
    Program, Ser A, TRAN,
    AMBAC Insured
    4.000%, 07/06/06                            2,250         2,271
  California State, Community
    College Financing Authority,
    Ser A, TRAN, FSA Insured
    4.000%, 06/30/06                            6,000         6,053
  California State, Department of
    Water & Power, Ser B-4, RB
    (A) (B) (C)
    2.680%, 05/01/22                            1,800         1,800
  California State, Department of
    Water & Power, Ser C-14, RB
    (A) (B) (C)
    2.670%, 05/01/22                            6,750         6,750
  California State, Department of
    Water & Power, Ser C-18, RB
    (A) (B) (C)
    2.670%, 05/01/22                           19,000        19,000
  California State, Department of
    Water & Power, Ser C-2, RB,
    AMBAC Insured (A) (B) (C)
    2.680%, 05/01/22                           27,200        27,200
  California State, Economic
    Recovery, Ser C-13, RB,
    XLCA Insured (A) (B) (C)
    2.680%, 07/01/23                            3,925         3,925

-------------------------------------------------------------------
Description                               Par (000)     Value (000)
-------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

  California State, Economic
    Recovery, Ser C-16, RB,
    FSA Insured (A) (B) (C)
    2.670%, 07/01/23                     $      4,150   $     4,150
  California State, Economic
    Recovery, Ser C-17, RB,
    XLCA Insured (A) (B) (C)
    2.680%, 07/01/23                            3,000         3,000
  California State, Educational
    Facilities Authority,
    California Institute of
    Technology, RB (A) (B)
    2.670%, 01/01/24                           19,000        19,000
  California State, Educational
    Facilities Authority,
    Carnegie, RB, TECP
    2.790%, 12/07/05                            7,500         7,500
  California State, Educational
    Facilities Authority, Pomona
    College, Ser B, RB (A) (B)
    2.680%, 07/01/54                            2,500         2,500
  California State, Housing
    Finance Agency, Multi-Family
    Home Mortgage, Ser C, RB, AMT
    (A) (B) (C)
    2.820%, 08/01/27                            5,605         5,605
  California State, Pollution
    Control Financing Authority,
    Pacific Gas & Electric
    Project, Ser B, RB, AMT (A) (B) (C)
    2.780%, 11/01/26                            6,800         6,800
  California State, Ser C-1, GO
    (A) (B) (C)
    2.670%, 05/01/33                            4,300         4,300
  California State, University
    Public Authority,
    Kindergarten Project, Ser
    B-5, GO (A) (B) (C)
    2.660%, 05/01/34                           14,000        14,000
  California Statewide,
    Communities Development
    Authority, RB, TECP (C)
    2.700%, 11/02/05                           20,000        20,000
    2.700%, 11/02/05                            3,000         3,000
  California Statewide,
    Communities Development
    Authority, Stoneridge Elk
    Grove, Ser Q, RB, AMT (A) (B) (C)
    2.750%, 10/01/38                            6,750         6,750
  East Bay, Municipal Utilities
    District Water Systems
    Revenue, RB, TECP (B)
    2.700%, 11/09/05                            1,800         1,800
  East Bay, Municipal Utilities
    District Water Systems
    Revenue, Ser B-2, RB, XLCA
    Insured (A) (B) (C)
    2.650%, 06/01/38                            2,250         2,250
  Eastern Municipal Water
    District, Ser B, COP, MBIA
    Insured (A) (B) (C)
    2.660%, 07/01/33                            1,600         1,600

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

CALIFORNIA TAX-FREE MONEY MARKET FUND

-------------------------------------------------------------------
Description                               Par (000)     Value (000)
-------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

  Escondino Community Development
    Commission, COP, AMT
    (A) (B) (C)
    2.720%, 10/01/16                     $      3,500   $     3,500
  Irvine County, Improvement Bond
    Act of 1915, Special Public
    Assessment District #85-7-I,
    FSA Insured (A) (B) (C)
    2.680%, 09/02/11                            9,050         9,050
  Irvine County, Improvement Bond
    Act of 1915, Special Public
    Assessment District #97-17
    (A) (B) (C)
    2.660%, 09/02/23                            1,000         1,000
  Livermore, Multi-Family Housing
    Authority, Redevelopment
    Agency, Livermore Apartments,
    Ser A, RB, AMT (A) (B) (C)
    2.720%, 11/01/40                            2,350         2,350
  Los Angeles County, Department
    of Housing Authority, Rowland
    Heights Apartments, Ser A,
    RB, AMT (A) (B) (C)
    2.720%, 08/01/30                            6,490         6,490
  Los Angeles County, Ser A, TRAN
    4.000%, 06/30/06                            2,500         2,523
  Los Angeles, Department of
    Water & Power, Sub-Ser B-1,
    RB (A) (B) (C)
    2.670%, 07/01/34                           22,150        22,150
  Los Angeles, Department of
    Water & Power, Sub-Ser B-2,
    RB (A) (B) (C)
    2.660%, 07/01/35                            5,850         5,850
  Los Angeles, Department of
    Water & Power, Sub-Ser B-5,
    RB (A) (B) (C)
    2.680%, 07/01/34                           11,600        11,600
  Los Angeles, Department of
    Water & Power, Sub-Ser B-7,
    RB (A) (B) (C)
    2.680%, 07/01/34                           10,000        10,000
  Los Angeles, Waste Water
    Authority, Sub-Ser A, RB,
    FGIC Insured (A) (B)
    2.150%, 12/01/31                            8,000         8,000
  Los Angeles, Waste Water
    Authority, Sub-Ser B, RB,
    FGIC Insured (A) (B)
    2.150%, 12/01/31                            7,500         7,500
  Metropolitan, Water District of
    Southern California, Ser B2,
    RB (A) (B) (C)
    2.650%, 07/01/20                            7,200         7,200
  Metropolitan, Water District of
    Southern California, Ser C,
    RB (A) (B) (C)
    2.660%, 07/01/28                            9,900         9,900

-------------------------------------------------------------------
Description                               Par (000)     Value (000)
-------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

  Ontario, Multi-Family Housing
    Authority, Residential Park
    Centre Project, Ser A,
    RB (A) (B) (C)
    2.530%, 08/01/07                     $     21,150   $    21,150
  Orange County, Apartment
    Development Revenue, Villas
    La Paz Project, Ser F, RB,
    FNMA Collateralized (A) (B) (C)
    2.670%, 08/15/28                            1,100         1,100
  Orange County, Apartment
    Development Revenue,
    Vintage Woods, Ser H, RB,
    FNMA Collateralized (A) (B) (C)
    2.670%, 11/15/28                            1,700         1,700
  Orange County, Apartment
    Development Revenue,
    WLCO LF Partners, Ser G-1,
    RB, FNMA Collateralized (A) (B) (C)
    2.670%, 11/15/28                            6,850         6,850
  Orange County, Apartment
    Development Revenue,
    WLCO LF Partners, Ser G-2,
    RB, FNMA Collateralized (A) (B) (C)
    2.670%, 11/15/28                            3,100         3,100
  Orange County, Special
    Financing Authority, Teeter
    Plan, Ser C, RB, AMBAC
    Insured (A) (B) (C)
    2.600%, 11/01/14                            2,300         2,300
  Oxnard, Multi-Family Housing
    Authority, Seawind Apartments
    Projects, Ser A, RB, AMT,
    FNMA Insured (A) (B) (C)
    2.760%, 12/01/20                            3,175         3,175
  Redondo Beach, Multi-Family
    Housing Authority, McCandless
    Senior Housing Project, Ser A,
    RB (A) (B) (C)
    2.770%, 12/01/25                            7,295         7,295
  Riverside County, Public
    Facilities Authority, Ser A,
    COP (A) (B) (C)
    2.450%, 11/10/05                            5,000         5,000
    2.770%, 12/01/15                            3,100         3,100
  Sacramento County, Ser A, TRAN
    4.000%, 07/10/06                           15,000        15,147
  Sacramento, City Financing
    Authority, Ser G, RB,
    AMBAC Insured (A) (B) (C) (D)
    2.720%, 05/01/16                            5,700         5,700
  San Bernadino County,
    Multi-Family Housing
    Authority, Raintree
    Apartments, Ser A, RB (A) (B) (C)
    2.710%, 09/01/35                            1,000         1,000
  San Diego County, RB, TECP (C)
    2.720%, 12/08/05                            3,400         3,400
  San Diego County, School
    District, Ser A, TRAN
    4.000%, 07/14/06                            6,000         6,058

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

CALIFORNIA TAX-FREE MONEY MARKET FUND

-------------------------------------------------------------------
Description                           Par(000)/Shares   Value (000)
-------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

  San Francisco City & County,
    Redevelopment Authority,
    Fillmore Housing Center
    Project, Ser A-1, RB,
    FHLMC Insured (A) (B) (C)
    2.700%, 12/01/17                     $     11,900   $    11,900
  San Francisco City & County,
    Redevelopment Authority,
    Folsom-Dore Apartment
    Project, RB, AMT (A) (B) (C)
    2.610%, 12/01/34                            3,000         3,000
  San Jose, Multi-Family Housing
    Authority, Cinnabar Commons,
    Ser C, RB, AMT (A) (B) (C)
    2.710%, 02/01/37                            3,500         3,500
  Santa Clara Valley,
    Transportation, Ser B, RB,
    AMBAC Insured (A) (B) (C)
    2.650%, 06/01/26                            5,000         5,000
  Simi Valley, Multi-Family
    Housing Authority, Ser A, RB
    (A) (B) (C)
    2.670%, 07/01/23                           10,545        10,545
  Simi Valley, Multi-Family
    Housing Authority,
    Shadowridge Apartments, RB
    (A) (B) (C)
    2.720%, 09/01/19                            5,000         5,000
  University Of California, RB,
    TECP
    2.430%, 11/09/05                            6,000         6,000
                                                        -----------
  TOTAL MUNICIPAL BONDS (Cost $447,647)                     447,647
                                                        -----------

REGULATED INVESTMENT COMPANIES - 0.1%

    Blackrock Provident
       California Tax Free Money
       Market, 2.45% (E)                      289,999           290
    Goldman Sachs California Tax
       Free Money Market, 2.21% (E)           102,276           102
                                                        -----------
  TOTAL REGULATED INVESTMENT COMPANIES (Cost $392)              392
                                                        -----------
TOTAL INVESTMENTS - 92.0% (Cost $448,039) +                 448,039
                                                        -----------
TOTAL OTHER ASSETS AND LIABILITIES -- 8.0%                   39,048
                                                        -----------
NET ASSETS -- 100.0%                                    $   487,087
                                                        ===========

--------------------------------------------------------------------------------
(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2005.

(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

(D) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".

(E)   RATE SHOWN IS THE 7-DAY YIELD AS OF OCTOBER 31, 2005.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATES OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TECP -- TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                           WWW.HIGHMARKFUNDS.COM

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

INCOME PLUS ALLOCATION FUND

-----------------------------------------------------------------------
Description                                      Shares     Value (000)
-----------------------------------------------------------------------

AFFILIATED FIXED INCOME FUNDS - 56.9%

    HighMark Bond Fund,
       Fiduciary Shares                           102,008   $     1,079
    Highmark Short Term Bond
       Fund, Fiduciary Shares                      98,685           966
                                                            -----------
  TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $2,077)               2,045
                                                            -----------

AFFILIATED EQUITY FUNDS - 38.5%

    HighMark Core Equity Fund,
       Fiduciary Shares                            43,405           346
    HighMark Large Cap Growth
       Fund, Fiduciary Shares                      20,060           174
    HighMark Large Cap Value
       Fund, Fiduciary Shares                      29,360           361
    HighMark Small Cap Growth
       Fund, Fiduciary Shares                       5,604            79
    HighMark Small Cap Value
       Fund, Fiduciary Shares                       4,358            80
    HighMark Value Momentum Fund,
       Fiduciary Shares                            14,565           345
                                                            -----------
  TOTAL AFFILIATED EQUITY FUNDS (Cost $1,352)                     1,385
                                                            -----------

AFFILIATED MONEY MARKET FUND - 4.6%

    HighMark Diversified Money
       Market Fund, Fiduciary
       Shares, 3.49% (A)                          164,312           164
                                                            -----------
  TOTAL AFFILIATED MONEY MARKET FUND (Cost $164)                    164
                                                            -----------
TOTAL INVESTMENTS - 100.0% (Cost $3,593) +                        3,594
                                                            -----------
TOTAL OTHER ASSETS AND LIABILITIES -- 0.0%                           --
                                                            -----------
NET ASSETS -- 100.0%                                        $     3,594
                                                            ===========

--------------------------------------------------------------------------------
AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

(A)   RATE SHOWN IS THE 7-DAY YIELD AS OF OCTOBER 31, 2005.

+ AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $3,593,009, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $38,042 AND $(37,368), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                          WWW.HIGHMARKFUNDS.COM

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

GROWTH & INCOME ALLOCATION FUND

----------------------------------------------------------------------
Description                                     Shares     Value (000)
----------------------------------------------------------------------

AFFILIATED EQUITY FUNDS - 68.5%

    HighMark Core Equity Fund,
       Fiduciary Shares                          421,825   $     3,362
    HighMark Large Cap Growth
       Fund, Fiduciary Shares                    156,027         1,354
    HighMark Large Cap Value
       Fund, Fiduciary Shares                    232,083         2,857
    HighMark Small Cap Growth
       Fund, Fiduciary Shares                     67,551           947
    HighMark Small Cap Value
       Fund, Fiduciary Shares                     51,798           952
    HighMark Value Momentum Fund,
       Fiduciary Shares                          141,276         3,345
                                                           -----------
  TOTAL AFFILIATED EQUITY FUNDS (Cost $12,528)                  12,817
                                                           -----------

AFFILIATED FIXED INCOME FUNDS - 28.7%

    HighMark Bond Fund,
       Fiduciary Shares                          270,439         2,859
    Highmark Short Term Bond
       Fund, Fiduciary Shares                    256,337         2,510
                                                           -----------
  TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $ 5,468)             5,369
                                                           -----------

AFFILIATED MONEY MARKET FUND - 2.7%
    HighMark Diversified Money
       Market Fund, Fiduciary
       Shares, 3.49% (A)                         505,230           505
                                                           -----------
  TOTAL AFFILIATED MONEY MARKET FUND (Cost $506)                   505
                                                           -----------
TOTAL INVESTMENTS - 99.9% (Cost $18,502) +                      18,691
                                                           -----------
TOTAL OTHER ASSETS AND LIABILITIES -- 0.1%                          28
                                                           -----------
NET ASSETS -- 100.0%                                       $    18,719
                                                           ===========

--------------------------------------------------------------------------------
(A)   RATE SHOWN IS THE 7-DAY YIELD AS OF OCTOBER 31, 2005.

+ AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $18,504,921, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $350,411 AND $(164,826), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                           WWW.HIGHMARKFUNDS.COM

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005

CAPITAL GROWTH ALLOCATION FUND

-------------------------------------------------------------------
Description                                 Shares      Value (000)
-------------------------------------------------------------------

AFFILIATED EQUITY FUNDS - 88.1%

    HighMark Core Equity Fund,
       Fiduciary Shares                      555,401   $      4,426
    HighMark Large Cap Growth Fund,
       Fiduciary Shares                      163,829          1,422
    HighMark Large Cap Value
       Fund, Fiduciary Shares                204,632          2,519
    HighMark Small Cap Growth
       Fund, Fiduciary Shares                 84,237          1,181
    HighMark Small Cap Value
       Fund, Fiduciary Shares                 64,995          1,194
    HighMark Value Momentum Fund,
       Fiduciary Shares                      186,202          4,409
                                                       ------------
  TOTAL AFFILIATED EQUITY FUNDS (Cost $14,815)               15,151
                                                       ------------

AFFILIATED FIXED INCOME FUNDS - 9.5%

    HighMark Bond Fund,
       Fiduciary Shares                       55,825            590
    Highmark Short Term Bond
       Fund, Fiduciary Shares                107,031          1,048
                                                       ------------
  TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $1,661)           1,638
                                                       ------------

AFFILIATED MONEY MARKET FUND - 2.4%

    HighMark Diversified Money
       Market Fund, Fiduciary
       Shares, 3.49% (A)                     412,543            413
                                                       ------------
  TOTAL AFFILIATED MONEY MARKET FUND (Cost $412)                413
                                                       ------------
TOTAL INVESTMENTS - 100.0% (Cost $16,888)+                   17,202
                                                       ------------
TOTAL OTHER ASSETS AND LIABILITIES -- 0.0%                        4
                                                       ------------
NET ASSETS -- 100.0%                                   $     17,206
                                                       ============

--------------------------------------------------------------------------------
(A)   RATE SHOWN IS THE 7-DAY YIELD AS OF OCTOBER 31, 2005.

+ AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $16,889,431, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $416,065 AND $(103,203), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                           WWW.HIGHMARKFUNDS.COM

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying of ficers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

-------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                      HighMark Funds


By (Signature and Title)*                         /s/ Earle A. Malm II
                                                  --------------------
                                                  Earle A. Malm II, President

Date: December 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Earle A. Malm II
                                                  --------------------
                                                  Earle A. Malm II, President

Date: December 19, 2005


By (Signature and Title)*                         /s/ Pamela L. O'Donnell
                                                  -----------------------
                                                  Pamela L. O'Donnell, Treasurer

Date: December 19, 2005


* Print the name and title of each signing officer under his or her signature.